---------------------

                DEAR ANCHOR SERIES TRUST INVESTOR:

                  We are pleased to present our semiannual report for the Anchor
                Series Trust, the underlying investment portfolios for the ICAP II Variable Annuity issued by Anchor National Life Insurance Company and First SunAmerica Life Insurance Company.

                  The following information is from Wellington Management
                Company, LLP ("Wellington Management"), subadviser for the Anchor Series Trust portfolios. We believe this information will provide you with insight into the markets over the past six months and how conditions affected the performance of your underlying investments.

                FINANCIAL MARKET OVERVIEW

                  Despite an aggressive monetary policy by the Federal Reserve
                Board, U.S. equity markets have floundered in the first half of 2001. Interest rate cuts have not yet offset concerns regarding rising unemployment, reduced capital spending, and disappointing corporate profits. For the six months ended June 30, 2001, the Standard & Poor's Composite Index of 500 Stocks ("S & P 500") fell -6.7% and the NASDAQ declined -12.5%. Value stocks handily outperformed growth stocks, but both groups displayed negative returns in the first half of the year, returning -1.3% and -14.2% respectively. Small cap stocks showed similar strength when compared to large cap stocks, evidenced by the 6.9% return of the Russell 2000 Index and the -6.7% return of the S&P 500. Outside the U.S., economic weakness has also been prevalent in most major economies. This was reflected in the poor performance of international equities, as the MSCI EAFE Index declined -14.4% for the six-month period. Industrial weakness is spreading both in Japan and Europe, and technology demand is slowing sharply. In emerging markets, the slowdown is also underway, and concerns of an Argentine debt crisis and deep recession are spreading. In the bond market, the Federal Reserve's aggressive monetary policy caused short term interest rates to decline, but the yield on the 30-year treasury bond rose to 5.8% at the end of the period. We appear to be close to the end of the Federal Reserve's tightening, and an economic recovery should be on the horizon as we absorb the recent interest rate cuts.

                GLOBAL ECONOMIC OVERVIEW

                  The world economy should soon begin to improve.  Despite
                layoffs, the U.S. consumer will remain resilient, we believe. Employment is still high, incomes are growing, and financial conditions are growing stronger. While industrial output in Europe is currently falling, enacted tax cuts and future interest rate reductions should be sufficient to bolster demand. In Japan, fiscal reforms will impede real economic growth now, and exports will be the sole source of growth next year. Elsewhere in Asia, China's economic success is expected to continue until at least the middle of next year. However, Taiwan, the Philippines, Thailand, and Indonesia's currencies remain weak, and political instability continues to be an obstacle to prosperity. In Latin America, the near term economic trends are adverse. The Argentine financial crisis has taken hold and the Brazilian economy has begun to slow due to electricity shortages and concerns of its heavy debt burden. In addition, Mexico has been hit hard by the slowdown in the U.S., its largest trade partner.

                  As a result of the Federal Reserve's easing, the U.S. money supply is growing at double-digit annual rates. The yield curve has shifted from inversion to positively sloped, and there have been improved liquidity conditions for companies accessing capital markets - most notably in the bond market. A dose of fiscal stimulus will also help produce stronger economic growth, as individual income tax cuts totaling $112 bil-
                                                           ---------------------

---------------------

                lion will filter through the economy and the government continues to pay down debt. Deteriorating profits and sharp declines in capacity utilization rates, however, point to an extended period of weakness in capital spending. In particular, technology remains the weak spot. Orders are falling and inventories continue to pile up, suggesting sharp production declines still lie ahead. We do not look for technology demand to improve until the fourth quarter of 2001 at the earliest.

                  Within this context, Wellington Management provides the
                following investment comments for each of the nine Anchor Series Trust Portfolios for the six months ended June 30, 2001.

                EQUITY PORTFOLIOS

                  The Growth and Income Portfolio seeks high current income and long-term capital appreciation through investments in common stocks. The portfolio returned -7.0% during the first half of 2001, under-performing its traditional competitive group, the Lipper Variable Annuity Underlying Fund (VA-UF) Growth and Income group, which returned -2.6% for the period. However, when measured against its new peers, the Lipper VA Large-Cap Core group, performance was better, as the -7.0% was slightly above the -7.9% average return for this category. The portfolio slightly under-performed the S&P 500 Index's -6.7% return. Relative to the S&P 500, the portfolio benefited from stock selection in technology, but picks in consumer staples and an overweight allocation to health care detracted from returns. As of June 30, 2001, the portfolio's largest sector positions were as follows: 24% in information technology, 16% in financials, 16% in health care, and 11% in industrials. The portfolio was 98% invested in stocks with market capitalizations of $10 billion or more.

                  The Growth Portfolio seeks capital appreciation through
                investments in companies that have records of above-average growth and continued prospects for solid growth in the future. The portfolio invests in high-quality companies across a range of market capitalizations. The Growth Portfolio provided a -8.8% return in the first six months of 2001, trailing the S&P 500 (-6.7%), but ahead of the Lipper VA-UF Growth category, which on average returned -10.5% over this time period. When compared to its new peer group, the Lipper VA Multi-Cap Core Average, the portfolio slightly under-performed (-8.8% vs. -8.2% for the competitive group). Major sector concentrations as of June 30, 2001 were as follows: 25% in information technology, 21% in health care, 15% in financials and 10% in industrials. The portfolio was spread across the capitalization spectrum, with 16% invested in companies with market caps less than $5 billion, 18% in the $5-10 billion range, and 66% over $10 billion.

                  The Capital Appreciation Portfolio seeks long-term capital appreciation through investments in growth equity securities that are widely diversified by industry and company. These securities will generally consist of a greater proportion of smaller companies that may be newer and less seasoned, or that represent new or changing industries. During the first quarter, Lipper awarded the portfolio a 10-Year Achievement Award for its #1 ranked performance in the VA-UF Capital Appreciation category. In the first six months of 2001, the Capital Appreciation Portfolio provided investors with a -4.6% return. The portfolio handily outperformed the Lipper VA-UF Capital Appreciation Average (-10.7%) and its new peer group, the Lipper VA-UF Multi-Cap Growth Average (-16.3%). Compared to the unmanaged benchmarks, the portfolio's -4.6% return lagged the Russell 2000 (+6.9%), but outpaced the NASDAQ
                (-12.5%) and the S&P 500 (-6.7%). The portfolio was hurt by the downturn in telecommunications and technology stocks, but stock picks in the consumer discretionary sector, particularly media companies, were positive for performance. The portfolio's
---------------------
    2

---------------------

                major investments at the end of June 2001 were in the following sectors: 20% in information and entertainment, 21% in health care and 22% in information technology. In terms of market capitalization, 19% is invested in companies with market caps less than $5 billion, 19% in the $5-10 billion range, and 61% over $10 billion.

                  The Natural Resources Portfolio seeks to outpace inflation through investments in natural resources companies around the world. The portfolio provided investors with a 2.7% return for the first six months of 2001, ahead of the Lipper VA-UF Natural Resources Average return of -5.4%. The traditionally defensive metals sector was the best performer of all sectors in the natural resources category in the first half of 2001. On June 30, 2001, the portfolio was composed of 52% in energy stocks, 39% in metals and minerals, 6% in precious metals, 6% in forest products & paper, 3% in cash and cash equivalents.

                FIXED INCOME PORTFOLIOS

                  The Money Market Portfolio provided a 2.42% return, leading the 2.36% average return of the Lipper VA-UF Money Market category. Last year at this time, we were writing about the Federal Reserve's interest rate hikes. So far in 2001, the story has been exactly the opposite, as the Federal Reserve has cut rates by a total of 275 basis points in the first six months of 2001. Even so, we do not foresee a turn in the Federal Reserve's policy direction for the next several months as they wait to see if these stimulative forces take hold. For this reason, we are not inclined toward a defensive interest rate posture at this time. We will continue to invest aggressively with the expectation that short term interest rates might still go lower and that there is little risk to the Federal Reserve changing course in the near term. On June 30, 2001 the portfolio had a weighted average maturity of 40 days and consisted of 63% in commercial paper, 16% in repurchase agreements, 8% in floating rate notes, 7% in agencies, and 6% in other money market instruments.

                  The Government and Quality Bond Portfolio seeks to provide relatively high current income, liquidity and security of principal. The Government and Quality Bond Portfolio provided investors with a 2.8% return for the six months ended June 30, 2001, outperforming the Lipper VA-UF General U.S. Government category, which returned 2.5% on average. However, the portfolio under-performed the Lehman Aggregate Index return of 3.6% for the same period. At the end of June 2001, the portfolio maintained a slightly shorter duration stance of 4.5 relative to the Lehman Aggregate duration of 4.7. Portfolio holdings were diversified by sectors as follows: 42% in mortgage-backed securities, 30% in investment grade corporate bonds, 23% in U.S. government and agency securities, 3% in cash equivalents and 2% in asset-backed securities.

                  The High Yield Portfolio seeks to provide high current income and capital appreciation by investing in corporate bonds rated BBB/Baa or lower. The High Yield Portfolio provided investors with a 0.2% return on a net basis for the first six months of 2001, as a first quarter rally gave way to credit concerns and falling earnings more recently. The portfolio return of 0.2% trailed both the Lipper VA-UF High Current Yield Average return of 1.1% and the Lehman High Yield Index return of 3.9%. On June 30, 2001, the portfolio's fixed income holdings were invested as follows: 11% in AAA-BBB rated securities, 29% in BB rated securities, 57% in B rated securities, and 4% below B or unrated securities. In terms of industry weightings, the largest areas of investment were cable (11%), telecommunications (9%), utilities (7%), and communications media (6%).
                                                           ---------------------

---------------------

                BALANCED PORTFOLIOS

                  The Multi-Asset Portfolio seeks to provide investors with
                long-term total investment return consistent with moderate investment risk. The portfolio achieves this mandate through a weighting of approximately 60% in U.S. core equities and 40% in U.S. investment grade bonds. The Multi-Asset Portfolio returned -2.8% for the first six months of 2001, matching the performance of the Lipper VA-UF Flexible Average. However, the portfolio slightly under-performed the custom benchmark, which achieved a return of -2.5% for the period. The benchmark is a composite made up of 60% S&P 500, 35% Lehman Brothers Aggregate Bond Index, and 5% Treasury bills. During the first half of the year, security selection was more additive to relative performance than asset allocation. The portfolio's effective asset class exposure at the end of June 2001 was comprised of 60% in equities, 33% in fixed-income securities, and 7% in cash equivalents.

                  The Strategic Multi-Asset Portfolio seeks to obtain high
                long-term total investment return through investments in core global stocks, aggressive stocks and global fixed income securities, including high-yield securities. During the first quarter, Lipper awarded the portfolio a 5-Year Achievement Award for its #1 ranked performance in the VA-UF Global Flexible category. The Strategic Multi-Asset Portfolio provided investors a -3.6% return for the six months ended June 30, 2001. These results were better than the Lipper VA-UF Global Flexible Average, which returned -6.0%. In the current environment, the portfolio's strategy is to maintain a modest overweight position in equities (emphasizing U.S. and European equities at the expense of Japanese equities), to increase overweight positions in the cyclical sectors of the equity market, and to overweight corporate and high yield bonds relative to government bonds. The portfolio's effective asset class exposure at the end of June 2001 was as follows: 55% in core global equities, 11% in aggressive equities, 30% in global fixed income (including high-yield securities), and 4% in cash equivalents.

                  This concludes the overview from Wellington Management. We look forward to reporting to you once again in six months, and we appreciate the confidence you place in us with your retirement assets.

                Sincerely,

                /s/ JAY WINTROB



                Jay Wintrob
                President and Chief Executive Officer
                Anchor National Life Insurance Company
                First SunAmerica Life Insurance Company

                August 1, 2001
                -------------------------------

                Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59- 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity.
---------------------
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

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO                 INVESTMENT PORTFOLIO -- JUNE 30, 2001
                                                                     (UNAUDITED)

                                                                                     PRINCIPAL
                                      SHORT-TERM SECURITIES -- 86.8%                   AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       BANK NOTES -- 5.2%
                       American Express Centurion Bank 3.79% due 8/03/01...........  $1,000,000   $ 1,000,000
                       Lasalle Bank Northern Illinois 3.75% due 9/05/01............   1,000,000     1,000,000
                                                                                                  ------------
                       TOTAL BANK NOTES (cost $2,000,000)..........................                 2,000,000
                                                                                                  ------------
                       COMMERCIAL PAPER -- 63.3%
                       Coca-Cola Enterprises, Inc. 3.93% due 7/19/01...............   1,200,000     1,197,642
                       Corporate Recievables Corp. 3.60% due 9/07/01...............   1,000,000       993,200
                       Delaware Funding Corp. 3.58% due 8/24/01....................   1,000,000       994,630
                       Dexia Delaware LLC 3.60% due 9/18/01........................   1,000,000       992,100
                       du Pont (E.I.) de Nemours & Co. 3.91% due 7/12/01...........   1,300,000     1,298,447
                       Edison Asset Security 3.96% due 7/17/01.....................   1,300,000     1,297,712
                       Eureka Securitization PLC 3.78% due 8/31/01.................   1,000,000       993,595
                       Falcon Asset Securitization Corp. 3.75% due 9/06/01.........   1,000,000       993,021
                       Galaxy Funding, Inc. 3.97% due 7/20/01......................   1,200,000     1,197,486
                       General Electric Capital Corp. 3.63% due 8/22/01............   1,000,000       994,757
                       Gillette Co. 3.59% due 9/21/01..............................   1,000,000       991,823
                       Glaxo Wellcome PLC 3.95% due 7/12/01........................   1,200,000     1,198,552
                       Halifax PLC 3.80% due 8/08/01...............................   1,000,000       995,989
                       KFW International Finance, Inc. 3.57% due 9/12/01...........   1,000,000       992,761
                       MetLife Funding, Inc. 3.59% due 9/17/01.....................   1,000,000       992,221
                       National Rural Utilities 3.61% due 8/10/01..................   1,000,000       995,989
                       Nationwide Anglia Building Society 3.56% due 9/25/01........   1,000,000       991,495
                       Pfizer, Inc. 3.61% due 7/27/01..............................   1,000,000       997,393
                       Preferred Receivables Funding Corp. 3.99% due 7/03/01.......   1,200,000     1,199,734
                       UBS Finance, Inc. 3.58% due 9/12/01.........................   1,000,000       992,740
                       Verizon Global Funding Corp. 3.58% due 8/28/01..............   1,000,000       994,232
                       Washington Post Co. 3.80% due 8/24/01.......................   1,000,000       994,300
                       Windmill Funding Corp. 3.98% due 7/02/01....................   1,300,000     1,299,856
                                                                                                  ------------
                       TOTAL COMMERCIAL PAPER (cost $24,589,675)...................                24,589,675
                                                                                                  ------------
                       CORPORATE SHORT-TERM NOTES -- 11.6%
                       British Telecommunications PLC 4.85% due 10/09/01(1)........   1,000,000     1,000,000
                       International Lease Finance Corp. 5.56% due 9/18/01.........   1,500,000     1,497,115
                       John Deere Capital Corp. 4.56% due 7/30/01(1)...............   1,000,000     1,000,181
                       Monumental Life Insurance Co. 5.49% due 8/29/01(1)..........   1,000,000     1,000,000
                                                                                                  ------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $4,497,296)..........                 4,497,296
                                                                                                  ------------
                       U.S. GOVERNMENT & AGENCIES -- 6.7%
                       Federal Farm Credit Bank Consolidated Discount Notes 4.59%
                         due 7/12/01...............................................     618,000       617,133
                       Federal National Mortgage Association 3.73% due 9/06/01.....   2,000,000     1,986,135
                                                                                                  ------------
                       TOTAL U.S. GOVERNMENT & AGENCIES (cost $2,603,268)..........                 2,603,268
                                                                                                  ------------
                       TOTAL SHORT-TERM SECURITIES (cost $33,690,239)..............                33,690,239
                                                                                                  ------------

                                                           ---------------------

                                                                                     PRINCIPAL
                                      REPURCHASE AGREEMENT -- 16.2%                    AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       Paribas Joint Repurchase Agreement Account (See Note 3)
                         (cost $6,275,000).........................................  $6,275,000   $ 6,275,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $39,965,239)                                103.0%                  39,965,239
                       Liabilities in excess of other
                         assets --                                          (3.0)                  (1,150,873)
                                                                           ------                 ------------
                       NET ASSETS --                                       100.0%                 $38,814,366
                                                                           ======                 ============

              -----------------------------

              (1) Variable rate security -- the rate reflected is as of June 30,
                  2001; maturity date reflects next reset date.

              See Notes to Financial Statements

---------------------

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

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT & QUALITY BOND
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2001
                                                                     (UNAUDITED)

                                                                                      PRINCIPAL
                                          BONDS & NOTES -- 96.2%                        AMOUNT          VALUE
                       ------------------------------------------------------------------------------------------
                       ASSET-BACKED SECURITIES -- 1.8%
                       BMW Vehicle Owner Trust 5.11% 2006..........................  $  2,540,000   $  2,522,864
                       Harley Davidson Eaglemark 7.07% 2004........................     2,504,165      2,551,367
                       Toyota Auto Receivables Owner Trust 7.18% 2004..............     5,000,000      5,126,550
                                                                                                    -------------
                                                                                                      10,200,781
                                                                                                    -------------
                       FINANCE -- 8.4%
                       Ace INA Holdings, Inc. 8.30% 2006...........................     5,000,000      5,413,700
                       CIT Group, Inc. 5.63% 2004..................................     5,000,000      4,952,800
                       Citicorp. 6.75% 2007........................................     5,000,000      5,084,050
                       Ford Motor Credit Co. 7.20% 2007............................     5,000,000      5,110,300
                       General Electric Capital Corp. 7.50% 2035...................     5,000,000      5,276,450
                       General Motors Acceptance Corp. 7.50% 2005..................     5,000,000      5,249,750
                       General Reinsurance Corp. 9.00% 2009........................     5,000,000      5,715,150
                       Morgan (J.P.) & Co., Inc. 6.25% 2005........................     5,000,000      5,057,200
                       Ohio National Life Insurance Co. 8.50% 2026*................       200,000        193,764
                       Postal Square L.P. 8.95% 2022...............................     4,532,700      5,368,938
                       United States Bancorp 7.50% 2026............................       400,000        421,932
                                                                                                    -------------
                                                                                                      47,844,034
                                                                                                    -------------
                       INDUSTRIAL & COMMERCIAL -- 10.9%
                       DaimlerChrysler NA Holding Corp. 7.25% 2006.................     5,000,000      5,120,550
                       Diageo Capital PLC 6.13% 2005...............................     5,000,000      5,050,150
                       Hewlett-Packard Co. 7.15% 2005..............................     5,000,000      5,173,400
                       Lowes Cos. 7.50% 2005.......................................     5,000,000      5,200,800
                       Motorola, Inc. 5.80% 2008...................................     5,000,000      4,421,185
                       Pitney Bowes, Inc. 5.50% 2004...............................     5,000,000      4,962,150
                       SCL Terminal Aereo Santiago SA 6.95% 2012*..................     5,000,000      4,857,700
                       Stanford University 6.88% 2024..............................     5,000,000      4,870,990
                       Target Corp. 5.50% 2007.....................................     5,000,000      4,857,150
                       Unilever Capital Corp. 6.88% 2005...........................     5,000,000      5,184,000
                       United Technologies Corp. 6.63% 2004........................     5,000,000      5,164,610
                       UnitedHealth Group, Inc. 7.50% 2005.........................     2,250,000      2,347,403
                       Wal-Mart Stores, Inc. 6.75% 2023............................     5,000,000      4,977,650
                                                                                                    -------------
                                                                                                      62,187,738
                                                                                                    -------------
                       INFORMATION & ENTERTAINMENT -- 1.9%
                       Viacom, Inc. 6.40% 2006*....................................     5,000,000      5,063,150
                       Walt Disney Co. 5.80% 2008..................................     6,000,000      5,847,840
                                                                                                    -------------
                                                                                                      10,910,990
                                                                                                    -------------
                       INFORMATION TECHNOLOGY -- 0.9%
                       Deutsche Telekom International Finance BV 8.00% 2010........     5,000,000      5,177,200
                                                                                                    -------------
                       TRANSPORTATION -- 5.0%
                       American Airlines, Inc. 7.02% 2009..........................     3,225,000      3,283,436
                       Continental Airlines, Inc. 6.32% 2008.......................     5,000,000      4,928,947
                       Continental Airlines, Inc. 6.70% 2021.......................     5,000,000      4,893,300

                                                           ---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                       AMOUNT          VALUE
                       ------------------------------------------------------------------------------------------
                       TRANSPORTATION (continued)
                       FedEx Corp. 6.72% 2022......................................  $  4,783,268   $  4,754,090
                       United Parcel Service of America, Inc. 8.38% 2020...........     5,000,000      5,786,700
                       US Airways, Inc. 7.08% 2022.................................     5,000,000      4,956,650
                                                                                                    -------------
                                                                                                      28,603,123
                                                                                                    -------------
                       U.S. GOVERNMENT & AGENCIES -- 64.5%
                       Federal Home Loan Mortgage Corp. 6.00% 2008 -- 2029.........    23,492,181     22,910,239
                       Federal Home Loan Mortgage Corp. 6.50% TBA..................    15,000,000     14,770,350
                       Federal Home Loan Mortgage Corp. 7.00% 2010 -- 2030.........    20,683,995     20,893,397
                       Federal Home Loan Mortgage Corp. 7.50% 2027.................       196,780        201,208
                       Federal Home Loan Mortgage Corp. 14.75% 2010................        43,446         51,130
                       Federal National Mortgage Association 6.00% 2028............     8,674,217      8,355,700
                       Federal National Mortgage Association 6.50% 2012 -- 2028....     7,037,079      7,068,044
                       Federal National Mortgage Association 6.50% TBA.............    45,000,000     45,112,500
                       Federal National Mortgage Association 7.00% 2010 -- 2029....     5,572,039      5,639,024
                       Federal National Mortgage Association 7.50% 2031............     1,657,599      1,691,264
                       Government National Mortgage Association 6.50%
                         2009 -- 2029..............................................    64,535,857     64,039,182
                       Government National Mortgage Association 7.00%
                         2009 -- 2027..............................................     6,686,073      6,837,294
                       Government National Mortgage Association 7.50%
                         2022 -- 2025..............................................    19,658,233     20,200,630
                       Government National Mortgage Association 8.00%
                         2029 -- 2031..............................................    20,201,559     20,927,401
                       Government National Mortgage Association 10.00%
                         2013 -- 2017..............................................       697,828        766,138
                       Government National Mortgage Association 11.50% 2014........         4,002          4,514
                       Government National Mortgage Association 12.00% 2016........         2,490          2,863
                       Government National Mortgage Association 12.75% 2014........        42,587         49,149
                       Government National Mortgage Association 13.50% 2014........         4,116          4,896
                       Private Export Funding Corp. 5.34% 2006.....................     5,000,000      4,951,080
                       United States Treasury Bonds 6.13% 2029.....................    20,000,000     20,715,600
                       United States Treasury Bonds 8.88% 2019.....................    20,000,000     26,500,000
                       United States Treasury Notes 5.63% 2002.....................    75,000,000     76,570,500
                                                                                                    -------------
                                                                                                     368,262,103
                                                                                                    -------------
                       UTILITIES -- 2.8%
                       British Telecommunications PLC 7.63% 2005...................     5,000,000      5,252,600
                       Hydro Quebec Electric 8.40% 2022............................     5,000,000      5,759,900
                       KeySpan Corp. 6.15% 2006....................................     5,000,000      5,004,750
                                                                                                    -------------
                                                                                                      16,017,250
                                                                                                    -------------
                       TOTAL INVESTMENT SECURITIES (cost $544,551,733).............                  549,203,219
                                                                                                    -------------

                                      REPURCHASE AGREEMENT -- 13.4%
                       ------------------------------------------------------------------------------------------
                       Paribas Joint Repurchase Agreement Account (See Note 3)
                         (cost $76,615,000)........................................    76,615,000     76,615,000
                                                                                                    -------------

                       TOTAL INVESTMENTS --
                         (cost $621,166,733)                           109.6%                        625,818,219
                       Liabilities in excess of other assets --         (9.6)                        (54,890,419)
                                                                      -------                       -------------
                       NET ASSETS --                                   100.0%                       $570,927,800
                                                                      =======                       =============


              -----------------------------

              * Resale restricted to qualified institutional buyers

              TBA -- Security purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

              See Notes to Financial Statements

---------------------
    8

---------------------

    ANCHOR SERIES TRUST
    HIGH YIELD PORTFOLIO                   INVESTMENT PORTFOLIO -- JUNE 30, 2001
                                                                     (UNAUDITED)

                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 85.5%                       AMOUNT        VALUE
                       --------------------------------------------------------------------------------------
                       AEROSPACE & MILITARY TECHNOLOGY -- 1.1%
                       Moog, Inc. Series B 10.00% 2006.............................  $  150,000   $   153,750
                                                                                                  -----------
                       AUTOMOTIVE -- 1.0%
                       Accuride Corp., Series B 9.25% 2008.........................      75,000        50,625
                       Exide Corp. 10.00% 2005.....................................      50,000        42,750
                       Federal Mogul Corp. 7.75% 2006..............................      50,000         7,500
                       Hayes Wheels International, Inc. 11.00% 2006................      50,000        41,500
                       Key Plastics, Inc. Series B 10.25% 2007(1)(2)...............     100,000             0
                                                                                                  -----------
                                                                                                      142,375
                                                                                                  -----------
                       CABLE -- 10.9%
                       Adelphia Communications Corp. 10.25% 2011...................     100,000        98,500
                       Adelphia Communications Corp. Series B 9.88% 2007...........     250,000       248,125
                       Cablevision SA 13.75% 2009..................................      75,000        52,875
                       Charter Communications Holdings LLC 9.63% 2009*.............     100,000       100,125
                       Charter Communications Holdings LLC 10.00% 2009.............     150,000       152,250
                       Charter Communications Holdings LLC 11.13% 2011.............      55,000        57,750
                       Insight Midwest LP 9.75% 2009...............................     215,000       222,525
                       Mediacom Broadband LLC 11.00% 2013*.........................     100,000       101,500
                       Multicanal SA 10.50% 2007...................................      75,000        45,750
                       Multicanal SA 13.13% 2009...................................      50,000        34,000
                       NTL Communications Corp. 11.88% 2010........................      50,000        33,250
                       NTL, Inc. Series B 10.00% 2007..............................     100,000        65,000
                       Quebecor Media, Inc. 11.13% 2011*...........................     100,000        97,794
                       Telewest Communications PLC 9.88% 2010......................     100,000        83,000
                       Telewest Communications PLC 11.25% 2008.....................     100,000        87,500
                       United Pan Europe Communications NV 10.88% 2009.............      60,000        21,600
                       United Pan Europe Communications NV 11.25% 2010.............      50,000        18,000
                                                                                                  -----------
                                                                                                    1,519,544
                                                                                                  -----------
                       CHEMICALS -- 3.0%
                       Georgia Gulf Corp. 10.38% 2007..............................     100,000       100,500
                       Lyondell Chemical Co. 10.88% 2009...........................     230,000       225,975
                       PMD Group, Inc. 11.00% 2011*................................      20,000        20,300
                       Resolution Performance Products, Inc. 13.50% 2010...........      65,000        70,525
                                                                                                  -----------
                                                                                                      417,300
                                                                                                  -----------
                       COMMUNICATIONS & MEDIA -- 5.8%
                       Ackerley Group, Inc. 9.00% 2009.............................     175,000       152,250
                       Globo Comunicacoes E Participating 10.50% 2006*(2)..........     150,000       121,500
                       LIN Television Corp. 8.38% 2008.............................     100,000        93,500
                       Rogers Communications, Inc. 8.88% 2007*.....................      25,000        24,750
                       STC Broadcasting, Inc. 11.00% 2007..........................      50,000        49,750
                       TV Azteca SA de CV 10.50% 2007..............................      75,000        69,563
                       World Color Press, Inc. 8.38% 2008..........................     150,000       151,687
                       Young Broadcasting, Inc. 10.00% 2011*.......................     150,000       143,250
                                                                                                  -----------
                                                                                                      806,250
                                                                                                  -----------

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.3%
                       Beazer Homes USA, Inc. 8.88% 2008...........................  $  150,000   $   148,500
                       CSK Auto, Inc. 11.00% 2006..................................     100,000        79,375
                       Great Atlantic & Pacific Tea Co. 7.75% 2007.................     100,000        80,000
                       J.C. Penney Co., Inc. 7.60% 2007............................     100,000        92,000
                       K-Mart Corp. 9.38% 2006.....................................      35,000        34,125
                       K-Mart Corp. 9.88% 2008*....................................      50,000        49,000
                       Rite Aid Corp. 7.13% 2007...................................     235,000       193,875
                       Rite Aid Corp. 7.63% 2005...................................      65,000        57,525
                                                                                                  -----------
                                                                                                      734,400
                                                                                                  -----------
                       CONSUMER GOODS -- 0.8%
                       Corning Consumer Products Co. 9.63% 2008....................     100,000        16,000
                       True Temper Sports, Inc. 10.88% 2008........................     100,000       102,125
                                                                                                  -----------
                                                                                                      118,125
                                                                                                  -----------
                       CONSUMER GOODS & SERVICES -- 0.8%
                       Bausch & Lomb, Inc. 6.75% 2004..............................     100,000        96,927
                       Polaroid Corp. 11.50% 2006..................................      50,000        15,500
                                                                                                  -----------
                                                                                                      112,427
                                                                                                  -----------
                       CONSUMER STAPLES -- 0.7%
                       Burlington Industries, Inc. 7.25% 2005......................     175,000        43,750
                       Westpoint Stevens, Inc. 7.88% 2008..........................     135,000        50,625
                                                                                                  -----------
                                                                                                       94,375
                                                                                                  -----------
                       ENERGY -- 3.8%
                       Canadian Forest Oil Ltd. 8.75% 2007.........................     145,000       147,900
                       Clark Refining & Marketing, Inc. 8.63% 2008.................     100,000        85,000
                       Forest Oil Corp. 8.00% 2008*................................      50,000        48,750
                       P & L Coal Holdings Corp. 9.63% 2008........................      50,000        52,750
                       Pioneer Natural Resources Co. 9.63% 2010....................     100,000       111,500
                       Plains Resources, Inc. 10.25% 2006..........................      85,000        88,187
                                                                                                  -----------
                                                                                                      534,087
                                                                                                  -----------
                       FINANCIAL SERVICES -- 3.4%
                       Conseco, Inc. 10.75% 2008...................................     130,000       127,400
                       GS Escrow Corp. 7.13% 2005..................................     100,000        97,330
                       People Bank Bridgeport Connecticut 9.88% 2010...............     150,000       160,969
                       Western Financial Savings Bank 8.88% 2007...................     100,000        94,750
                                                                                                  -----------
                                                                                                      480,449
                                                                                                  -----------
                       FOOD & LODGING -- 0.7%
                       Hammons (John Q.) Hotels L.P. 8.88% 2004....................     100,000        99,000
                                                                                                  -----------
                       GAMING -- 2.1%
                       Harrahs Operating Co., Inc. 8.00% 2011*.....................      90,000        91,372
                       Station Casinos, Inc. 8.88% 2008............................     200,000       201,000
                                                                                                  -----------
                                                                                                      292,372
                                                                                                  -----------
                       HEALTHCARE -- 5.6%
                       Alaris Medical Systems, Inc. 9.75% 2006.....................     125,000        92,500
                       Beverly Enterprises, Inc. 9.00% 2006........................      75,000        75,750
                       Beverly Enterprises, Inc. 9.63% 2009*.......................      75,000        76,875
                       Bio-Rad Laboratories, Inc. 11.63% 2007......................     105,000       113,925
                       Dade International, Inc. 11.13% 2006(1).....................     250,000        28,750
                       DJ Orthopedics LLC 12.63% 2009..............................     100,000        99,500
                       Manor Care, Inc. 8.00% 2008*................................      50,000        50,297
                       MEDIQ/PRN Life Support Services, Inc. 11.00% 2008(1)........     150,000         1,500
                       Tenet Healthcare Corp. 8.13% 2008...........................     100,000       103,125

---------------------
    10

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       --------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Triad Hospitals Holdings, Inc. 11.00% 2009..................  $  105,000   $   113,137
                       Triad Hospitals, Inc. 8.75% 2009*...........................      25,000        25,438
                                                                                                  -----------
                                                                                                      780,797
                                                                                                  -----------
                       INDUSTRIAL & COMMERCIAL -- 4.6%
                       Allied Waste North America, Inc. 10.00% 2009................      50,000        51,375
                       Anthony Crane Rental LP 10.38% 2008.........................     100,000        52,000
                       Haynes International, Inc. 11.63% 2004......................     150,000        90,000
                       IT Group, Inc. 11.25% 2009..................................     150,000       141,000
                       SCG Holding & Semiconductor Corp. 12.00% 2009...............      40,000        22,800
                       United Rentals, Inc. 9.00% 2009.............................      50,000        46,250
                       Waste Management, Inc. 7.65% 2011...........................     100,000       101,423
                       WESCO Distribution, Inc., Series B 9.13% 2008...............     150,000       142,687
                                                                                                  -----------
                                                                                                      647,535
                                                                                                  -----------
                       INFORMATION & ENTERTAINMENT -- 1.9%
                       Atlas Air Worldwide Holdings, Inc. 10.75% 2005..............     150,000       127,500
                       Delta Air Lines, Inc. 7.90% 2009............................      15,000       144,396
                                                                                                  -----------
                                                                                                      271,896
                                                                                                  -----------
                       INFORMATION TECHNOLOGY -- 3.6%
                       Amkor Technology, Inc. 9.25% 2006...........................      50,000        48,250
                       Fairchild Semiconductor Corp. 10.38% 2007...................     100,000        96,250
                       MCMS, Inc. 9.75% 2008.......................................     150,000        22,500
                       Seagate Technology, Inc. 12.50% 2007*.......................     150,000       149,250
                       Telecommunications Techniques Co. 9.75% 2008................      75,000        62,250
                       Viasystems, Inc. 9.75% 2007.................................     100,000        49,000
                       Xerox Capital (Europe) PLC 5.88% 2004.......................     100,000        76,000
                                                                                                  -----------
                                                                                                      503,500
                                                                                                  -----------
                       MATERIALS -- 4.6%
                       Boise Cascade Corp. 9.45% 2009..............................     100,000       104,087
                       Caraustar Industries, Inc. 9.88% 2011*......................      50,000        46,750
                       Consumers Packaging, Inc. 9.75% 2007(1).....................     150,000         1,688
                       Container Corp. of America 9.75% 2003.......................     150,000       153,750
                       Owens Corning 7.50% 2005(1).................................     150,000        42,750
                       Owens-Illinois, Inc. 7.15% 2005.............................      75,000        55,875
                       Owens-Illinois, Inc. 8.10% 2007.............................     150,000       111,000
                       Silgan Holdings Corp. 9.00% 2009............................     130,000       131,950
                                                                                                  -----------
                                                                                                      647,850
                                                                                                  -----------
                       METALS & MINERALS -- 3.2%
                       AK Steel Corp. 9.13% 2006...................................     150,000       153,188
                       Bayou Steel Corp. 9.50% 2008................................     150,000        80,250
                       Bucyrus International, Inc. 9.75% 2007......................     100,000        42,000
                       Century Aluminum Co. 11.75% 2008*...........................      65,000        67,600
                       National Steel Corp. 9.88% 2009.............................     125,000        46,250
                       Pillowtex Corp. 9.00% 2007(1)...............................     225,000         2,250
                       Weirton Steel Corp. 11.38% 2004.............................     150,000        54,000
                                                                                                  -----------
                                                                                                      445,538
                                                                                                  -----------
                       PAPER PRODUCTS -- 1.6%
                       Gaylord Container Corp. 9.88% 2008..........................     100,000        24,000
                       Millar Western Forest Products Ltd. 9.88% 2008..............     150,000       140,250
                       Pacifica Papers, Inc. 10.00% 2009...........................      50,000        53,000
                                                                                                  -----------
                                                                                                      217,250
                                                                                                  -----------
                       REAL ESTATE -- 1.9%
                       Ryland Group, Inc. 8.25% 2008...............................     100,000        97,000

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       --------------------------------------------------------------------------------------
                       REAL ESTATE (continued)
                       Standard Pacific Corp. 8.50% 2009...........................  $   75,000   $    73,125
                       Standard Pacific Corp. 9.50% 2010...........................     100,000       100,000
                                                                                                  -----------
                                                                                                      270,125
                                                                                                  -----------
                       TELECOMMUNICATIONS -- 9.3%
                       360 Networks, Inc. 13.00% 2008(1)...........................      75,000         1,500
                       Callable Net Enterprises, Inc. 9.38% 2009...................     225,000        74,250
                       Citizens Communications Co. 9.25% 2011......................     150,000       155,938
                       Exodus Communications, Inc. 11.25% 2008.....................     100,000        33,000
                       Exodus Communications, Inc. 11.63% 2010.....................      25,000         8,625
                       Flag Ltd. 8.25% 2008........................................     100,000        78,000
                       Flag Telecom Holdings Ltd. 11.63% 2010......................     175,000       110,250
                       GT Group Telecom, Inc. zero coupon 2010(3)..................     100,000        31,500
                       Hyperion Telecommunications, Inc. 12.25% 2004...............     150,000       125,250
                       Iridium Capital Corp. 14.00% 2005(1)........................     100,000         2,500
                       Iridium LLC 10.88% 2005(1)..................................     150,000         3,750
                       ITC Deltacom, Inc. 8.88% 2008...............................      55,000        29,150
                       ITC Deltacom, Inc. 11.00% 2007..............................      25,000        17,250
                       Level 3 Communications, Inc. 9.13% 2008.....................      45,000        18,675
                       Level 3 Communications, Inc. 11.25% 2010....................      50,000        21,250
                       Lucent Technologies, Inc. 7.25% 2006........................     150,000       111,000
                       McLeodUSA, Inc. 9.25% 2007..................................      35,000        19,600
                       McLeodUSA, Inc. 11.38% 2009.................................     100,000        63,000
                       Millicom., Inc. Cellular SA 13.50% 2006.....................     100,000        88,000
                       Nextel Communications, Inc. 9.38% 2009......................      25,000        19,750
                       Nextel Communications, Inc. 9.50% 2011......................      50,000        39,187
                       Nextlink Communications, Inc. 10.50% 2009...................      10,000         3,300
                       Nextlink Communications, Inc. 10.75% 2009...................      90,000        28,800
                       Rogers Wireless, Inc. 9.63% 2011............................      40,000        39,573
                       Satelites Mexicanos SA de CV 10.13% 2004....................     100,000        68,000
                       Teligent, Inc. 11.50% 2007(1)...............................      50,000           250
                       Williams Communications Group, Inc. 11.88% 2010.............     200,000        81,000
                       Williams Communications Group, Inc. 10.88% 2009.............      50,000        20,000
                       Winstar Communications, Inc. 12.50% 2008(1).................     150,000         2,063
                       Winstar Communications, Inc. 12.75% 2010(1).................      75,000         1,031
                       Worldwide Fiber, Inc. 12.00% 2009(1)........................     200,000         1,000
                                                                                                  -----------
                                                                                                    1,296,442
                                                                                                  -----------
                       TRANSPORTATION -- 2.5%
                       Air Canada, Inc. 10.25% 2011*...............................     100,000        93,750
                       Kansas City Southern Railway Co. 9.50% 2008.................     100,000       105,750
                       Northwest Airlines, Inc. 8.88% 2006.........................      75,000        74,047
                       TFM SA de CV 10.25% 2007....................................      75,000        72,375
                                                                                                  -----------
                                                                                                      345,922
                                                                                                  -----------
                       UTILITIES -- 7.3%
                       AES Corp. 8.75% 2008........................................     150,000       147,750
                       Avista Corp. 9.75% 2008*....................................     130,000       137,166
                       Calpine Corp. 8.75% 2007....................................     325,000       322,085
                       CMS Energy Corp. 7.63% 2004.................................     175,000       173,948
                       CMS Energy Corp. 9.88% 2007.................................     125,000       131,931
                       TNP Enterprises, Inc. 10.25% 2010...........................     100,000       109,250
                                                                                                  -----------
                                                                                                    1,022,130
                                                                                                  -----------
                       TOTAL BONDS & NOTES (cost $14,428,569)......................                11,953,439
                                                                                                  -----------

---------------------
    12

                                           COMMON STOCK -- 0.0%                        SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       MULTI-INDUSTRY -- 0.0%
                       Sinking Fund Holdings Group, Inc.* (cost $97)(2)............          25   $         0
                                                                                                  -----------

                                                      PREFERRED STOCK -- 0.3%
                       --------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.1%
                       Xo Communications, Inc. 13.50% Series B(4)..................         248        14,886
                                                                                                  -----------
                       MULTI-INDUSTRY -- 0.2%
                       Sinking Fund Holdings Group, Inc. 13.75%*(2)................           4         8,922
                       Sinking Fund Holdings Group, Inc. 13.75% Series B(2)(4).....           7        15,094
                                                                                                  -----------
                                                                                                       24,016
                                                                                                  -----------
                       TOTAL PREFERRED STOCK (cost $223,627).......................                    38,902
                                                                                                  -----------

                                                         WARRANTS -- 0.1%+            WARRANTS
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.1%
                       Pathmark Stores, Inc. 9/19/10...............................         672         5,900
                                                                                                  -----------
                       TELECOMMUNICATIONS -- 0.0%
                       GT Group Telecom, Inc. 2/1/10*..............................         100         2,985
                                                                                                  -----------
                       TOTAL WARRANTS (cost $6,740)................................                     8,885
                                                                                                  -----------
                       TOTAL INVESTMENT SECURITIES (cost $14,659,033)..............                12,001,226
                                                                                                  -----------

                                                                                     PRINCIPAL
                                                   REPURCHASE AGREEMENT -- 12.3%       AMOUNT
                       --------------------------------------------------------------------------------------
                       Paribas Joint Repurchase Agreement Account (See Note 3)(cost
                         $1,720,000)...............................................  $1,720,000     1,720,000
                                                                                                  -----------

                       TOTAL INVESTMENTS --
                         (cost $16,379,033)                                  98.2%                 13,721,226
                       Other assets less liabilities --                       1.8                     249,825
                                                                            ------                -----------
                       NET ASSETS --                                        100.0%                $13,971,051
                                                                            ======                ===========

              -----------------------------

              +   Non-income producing security
              *   Resale restricted to qualified institutional buyers
              (1) Bond in default
              (2) Fair valued security; See Note 2
              (3) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date
              (4) PIK ("Payment-in-Kind") payment made with additional securities in lieu of cash

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2001
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 98.8%                       SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.5%
                       Retail -- 4.5%
                       Home Depot, Inc. ...........................................     9,400    $   437,570
                       Safeway, Inc.+..............................................     2,600        124,800
                       Wal-Mart Stores, Inc. ......................................    17,600        858,880
                                                                                                 ------------
                                                                                                   1,421,250
                                                                                                 ------------
                       CONSUMER STAPLES -- 5.7%
                       Food, Beverage & Tobacco -- 3.2%
                       Coca-Cola Co. ..............................................     9,800        441,000
                       PepsiCo, Inc. ..............................................    12,800        565,760
                       Household Products -- 2.5%
                       Kimberly-Clark Corp. .......................................     7,500        419,250
                       Procter & Gamble Co. .......................................     6,200        395,560
                                                                                                 ------------
                                                                                                   1,821,570
                                                                                                 ------------
                       ENERGY -- 7.5%
                       Energy Services -- 1.1%
                       Schlumberger Ltd. ..........................................     6,700        352,755
                       Energy Sources -- 6.4%
                       Chevron Corp. ..............................................     4,100        371,050
                       Exxon Mobil Corp. ..........................................    14,100      1,231,635
                       Royal Dutch Petroleum Co., NY shares .......................     7,200        419,544
                                                                                                 ------------
                                                                                                   2,374,984
                                                                                                 ------------
                       FINANCE -- 16.0%
                       Banks -- 4.7%
                       Bank One Corp. .............................................     8,800        315,040
                       J.P. Morgan Chase & Co. ....................................     8,550        381,330
                       US Bancorp..................................................    22,008        501,563
                       Wells Fargo & Co. ..........................................     6,900        320,367
                       Financial Services -- 6.7%
                       Citigroup, Inc. ............................................    21,967      1,160,736
                       Goldman Sachs Group, Inc. ..................................     3,700        317,460
                       Merrill Lynch & Co., Inc. ..................................    10,600        628,050
                       Insurance -- 4.6%
                       American International Group, Inc.(1) ......................     8,675        746,050
                       Marsh & McLennan Cos., Inc. ................................     6,900        696,900
                                                                                                 ------------
                                                                                                   5,067,496
                                                                                                 ------------
                       HEALTHCARE -- 15.5%
                       Drugs -- 11.5%
                       American Home Products Corp. ...............................    10,400        607,776
                       Bristol-Myers Squibb Co. ...................................     8,800        460,240
                       Immunex Corp.+..............................................     3,400         60,350
                       Johnson & Johnson Co. ......................................    11,400        570,000
                       Merck & Co., Inc. ..........................................     8,000        511,280
                       Pharmacia Corp. ............................................    12,180        559,671
                       Pfizer, Inc. ...............................................    16,200        648,810
                       Schering-Plough Corp. ......................................     5,900        213,816

---------------------
    14

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services -- 0.8%
                       HCA-The Healthcare Co. .....................................     5,700    $   257,583
                       Medical Products -- 3.2%
                       Abbott Laboratories.........................................    11,600        556,916
                       Baxter International, Inc. .................................     9,500        465,500
                                                                                                 ------------
                                                                                                   4,911,942
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 11.0%
                       Aerospace & Military Technology -- 1.8%
                       Boeing Co. .................................................     3,400        189,040
                       United Technologies Corp. ..................................     5,200        380,952
                       Business Services -- 0.8%
                       Waste Management, Inc. .....................................     8,400        258,888
                       Electrical Equipment -- 4.8%
                       Emerson Electric Co. .......................................     4,400        266,200
                       General Electric Co. .......................................    25,800      1,257,750
                       Machinery -- 3.6%
                       Illinois Tool Works, Inc. ..................................     4,600        291,180
                       Minnesota Mining & Manufacturing Co. .......................     3,500        399,350
                       Tyco International Ltd. ....................................     8,100        441,450
                                                                                                 ------------
                                                                                                   3,484,810
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 8.1%
                       Broadcasting & Media -- 6.8%
                       AOL Time Warner, Inc.+ .....................................    14,600        773,800
                       AT&T Corp.-Liberty Media Group, Class A+....................    21,800        381,282
                       Gannett Co., Inc. ..........................................     8,900        586,510
                       General Motors Corp., Class H+ .............................    10,200        206,550
                       Viacom, Inc.+ ..............................................     4,123        213,365
                       Leisure & Tourism -- 1.3%
                       Delta Air Lines, Inc. ......................................     2,900        127,832
                       McDonalds Corp. ............................................    10,800        292,248
                                                                                                 ------------
                                                                                                   2,581,587
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 24.2%
                       Communication Equipment -- 2.8%
                       Cisco Systems, Inc.+ .......................................    29,300        533,260
                       Motorola, Inc. .............................................    20,600        341,136
                       Computers & Business Equipment -- 4.8%
                       Dell Computer Corp.+ .......................................    12,100        316,415
                       EMC Corp.+ .................................................     7,300        212,065
                       Hewlett-Packard Co. ........................................     9,100        260,260
                       International Business Machines Corp. ......................     6,600        745,800
                       Electronics -- 3.8%
                       Intel Corp. ................................................    22,000        643,500
                       Solectron Corp.+ ...........................................    11,500        210,450
                       Teradyne, Inc.+ ............................................     6,400        211,840
                       Texas Instruments, Inc. ....................................     4,000        126,000
                       Software -- 8.1%
                       Automatic Data Processing, Inc. ............................     7,400        367,780
                       i2 Technologies, Inc.+ .....................................     3,900         77,220
                       Microsoft Corp.+ ...........................................    20,100      1,467,300
                       Oracle Corp.+ ..............................................    14,300        271,700
                       VeriSign, Inc.+ ............................................     3,512        210,755
                       Veritas Software Corp.+ ....................................     2,700        179,631

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 4.7%
                       SBC Communications, Inc. ...................................    12,000    $   480,720
                       Tellabs, Inc.+ .............................................     3,900         75,582
                       Verizon Communications......................................    10,600        567,100
                       WorldCom, Inc.+ ............................................    27,650        392,630
                                                                                                 ------------
                                                                                                   7,691,144
                                                                                                 ------------
                       MATERIALS -- 3.4%
                       Chemicals -- 2.0%
                       Dow Chemical Co. ...........................................     7,800        259,350
                       E.I. du Pont de Nemours & Co. ..............................     7,800        376,272
                       Metals & Minerals -- 1.4%
                       Alcoa, Inc. ................................................    11,400        449,160
                                                                                                 ------------
                                                                                                   1,084,782
                                                                                                 ------------
                       UTILITIES -- 2.9%
                       Electric Utilities -- 2.1%
                       Exelon Corp. ...............................................     4,225        270,907
                       FPL Group, Inc. ............................................     6,700        403,407
                       Gas & Pipeline Utilities -- 0.8%
                       El Paso Energy Corp. .......................................     5,000        262,700
                                                                                                 ------------
                                                                                                     937,014
                                                                                                 ------------
                       TOTAL INVESTMENT SECURITIES (cost $24,544,433)..............               31,376,579
                                                                                                 ------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 1.3%                                   AMOUNT
                       --------------------------------------------------------------------------------------
                       Paribas Joint Repurchase Agreement Account (See Note 3)
                         (cost $430,000)...........................................  $430,000        430,000
                                                                                                 ------------
                       TOTAL INVESTMENTS --
                         (cost $24,974,433)                                 100.1%                31,806,579
                       Liabilities in excess of other
                         assets --                                           (0.1)                   (40,257)
                                                                            ------                -----------
                       NET ASSETS --                                        100.0%                $31,766,322
                                                                            ======                ===========


              -----------------------------

              +   Non-income producing security

              (1) Security represents an investment in an affiliated company

              See Notes to Financial Statements

---------------------
    16

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                       INVESTMENT PORTFOLIO -- JUNE 30, 2001
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 98.1%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 6.4%
                       Apparel & Textiles -- 0.3%
                       Liz Claiborne, Inc. ........................................       57,800   $  2,916,010
                       Retail -- 6.1%
                       Bed Bath & Beyond, Inc.+....................................       14,600        455,520
                       Dollar General Corp. .......................................      377,468      7,360,626
                       Family Dollar Stores, Inc. .................................       84,800      2,173,424
                       Home Depot, Inc. ...........................................      222,300     10,348,065
                       Staples, Inc.+..............................................      600,200      9,597,198
                       Venator Group, Inc.+........................................      528,700      8,089,110
                       Wal-Mart Stores, Inc. ......................................      276,000     13,468,800
                                                                                                   -------------
                                                                                                     54,408,753
                                                                                                   -------------
                       CONSUMER STAPLES -- 3.9%
                       Food, Beverage & Tobacco -- 3.1%
                       Coca-Cola Co. ..............................................      150,600      6,777,000
                       Pepsi Bottling Group, Inc. .................................       63,300      2,538,330
                       PepsiCo, Inc. ..............................................      192,700      8,517,340
                       R J Reynolds Tobacco Holdings, Inc. ........................      106,600      5,820,360
                       Whole Foods Market, Inc.+...................................       90,700      2,457,970
                       Household Products -- 0.8%
                       Procter & Gamble Co. .......................................      113,500      7,241,300
                                                                                                   -------------
                                                                                                     33,352,300
                                                                                                   -------------
                       ENERGY -- 5.3%
                       Energy Services -- 1.2%
                       Atwood Oceanics, Inc.+......................................       48,200      1,691,820
                       Helmerich and Payne, Inc. ..................................       72,400      2,231,368
                       Schlumberger Ltd. ..........................................      114,200      6,012,630
                       Energy Sources -- 4.1%
                       Chevron Corp. ..............................................       97,100      8,787,550
                       EOG Resources, Inc. ........................................      123,200      4,379,760
                       Exxon Mobil Corp. ..........................................      201,400     17,592,290
                       Murphy Oil Corp. ...........................................       24,700      1,817,920
                       Suncor Energy, Inc. ........................................        2,900         74,530
                       Swift Energy Co.+...........................................       62,500      1,883,125
                                                                                                   -------------
                                                                                                     44,470,993
                                                                                                   -------------
                       FINANCE -- 15.1%
                       Banks -- 4.7%
                       Bank One Corp. .............................................      205,400      7,353,320
                       Commerce Bancshares, Inc. ..................................       83,200      3,070,080
                       M&T Bank Corp. .............................................       99,300      7,497,150
                       State Street Corp. .........................................      156,400      7,740,236
                       US Bancorp..................................................      372,794      8,495,975
                       Wells Fargo & Co. ..........................................      110,000      5,107,300
                       Financial Services -- 6.8%
                       Citigroup, Inc. ............................................      360,346     19,040,683
                       Goldman Sachs Group, Inc. ..................................       70,100      6,014,580
                       Instinet Group, Inc.+.......................................      271,700      5,064,488
                       Investment Technology Group+................................       57,300      2,881,617

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       J. P. Morgan Chase & Co. ...................................      121,800   $  5,432,280
                       Legg Mason, Inc. ...........................................      194,400      9,673,344
                       Merrill Lynch & Co., Inc. ..................................      165,200      9,788,100
                       Insurance -- 3.6%
                       Ambac Financial Group, Inc. ................................       55,500      3,230,100
                       American International Group, Inc.(1).......................      139,752     12,018,672
                       Marsh & McLennan Cos., Inc. ................................      121,850     12,306,850
                       Reinsurance Group America, Inc. ............................       85,000      3,221,500
                                                                                                   -------------
                                                                                                    127,936,275
                                                                                                   -------------
                       HEALTHCARE -- 21.0%
                       Drugs -- 11.4%
                       American Home Products Corp. ...............................      182,500     10,665,300
                       Bristol-Myers Squibb Co. ...................................       93,300      4,879,590
                       Forest Labs, Inc.+..........................................      135,000      9,585,000
                       Genzyme Corp.+..............................................       32,800      2,000,800
                       Gilead Sciences, Inc.+......................................      356,800     20,762,192
                       Immunex Corp.+..............................................      480,200      8,523,550
                       Johnson & Johnson Co. ......................................      157,000      7,850,000
                       Merck & Co., Inc. ..........................................      139,900      8,941,009
                       Pfizer, Inc. ...............................................      291,500     11,674,575
                       Pharmacia Corp. ............................................      193,639      8,897,712
                       Schering Plough Corp. ......................................       89,100      3,228,984
                       Health Services -- 3.5%
                       Health Management Associates, Inc.+.........................      161,700      3,402,168
                       Healthsouth Corp.+..........................................      572,300      9,139,631
                       IMS Health, Inc. ...........................................      309,600      8,823,600
                       Laboratory Corp. of America Holdings+.......................       14,600      1,122,740
                       Trigon Healthcare, Inc.+....................................       67,100      4,351,435
                       Wellpoint Health Networks, Inc.+............................       26,600      2,506,784
                       Medical Products -- 6.1%
                       Abbott Laboratories.........................................      205,500      9,866,055
                       Baxter International, Inc. .................................      166,400      8,153,600
                       Beckman Coulter, Inc. ......................................      406,500     16,585,200
                       Biomet, Inc. ...............................................       45,300      2,177,118
                       Edwards Lifesciences Corp.+.................................      118,600      3,126,296
                       Millipore Corp. ............................................       33,800      2,094,924
                       Patterson Dental Co.+.......................................       60,200      1,986,600
                       St. Jude Medical, Inc.+.....................................      126,700      7,602,000
                                                                                                   -------------
                                                                                                    177,946,863
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 9.5%
                       Aerospace & Military Technology -- 1.5%
                       Boeing Co. .................................................       69,900      3,886,440
                       Empresa Brasileira de Aeronautica S.A. (Embraer)............       63,300      2,471,865
                       United Technologies Corp. ..................................       90,000      6,593,400
                       Business Services -- 1.8%
                       Affiliated Computer Services, Inc.+.........................       18,900      1,359,099
                       Fastenal Co. ...............................................       20,900      1,295,382
                       G & K Services, Inc., Class A...............................       65,900      1,772,710
                       Herman Miller, Inc. ........................................       87,100      2,107,820
                       Ionics, Inc.+...............................................       49,400      1,556,100
                       United Rentals, Inc.+.......................................       93,622      2,429,491
                       Waste Management, Inc. .....................................      150,100      4,626,082

---------------------
    18

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Electrical Equipment -- 3.0%
                       Emerson Electric Co. .......................................       62,900   $  3,805,450
                       General Electric Co. .......................................      394,900     19,251,375
                       Littelfuse, Inc.+...........................................       65,600      1,757,424
                       Machinery -- 1.6%
                       Illinois Tool Works, Inc. ..................................       77,600      4,912,080
                       Minnesota Mining & Manufacturing Co. .......................       11,000      1,255,100
                       Tyco International Ltd. ....................................      143,000      7,793,500
                       Transportation -- 1.6%
                       Delta Air Lines, Inc. ......................................      116,200      5,122,096
                       EGL, Inc.+..................................................      100,900      1,761,714
                       Fedex Corp.+................................................      171,100      6,878,220
                                                                                                   -------------
                                                                                                     80,635,348
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 7.0%
                       Broadcasting & Media -- 6.2%
                       Adelphia Communications Corp. Class A+......................      227,400      9,323,400
                       AOL Time Warner, Inc.+......................................      244,700     12,969,100
                       AT&T Corp.-Liberty Media Group, Inc., Class A+..............      568,700      9,946,563
                       Catalina Marketing Corp.+...................................       42,900      1,308,879
                       Gannett, Inc. ..............................................      110,000      7,249,000
                       General Motors Corp., Class H+..............................      233,900      4,736,475
                       TMP Worldwide, Inc.+........................................       29,200      1,726,012
                       Viacom, Inc.+...............................................       93,674      4,847,630
                       Entertainment Products -- 0.2%
                       Speedway Motorsports, Inc.+.................................       79,200      1,996,632
                       Leisure & Tourism -- 0.6%
                       McDonalds Corp. ............................................      181,500      4,911,390
                                                                                                   -------------
                                                                                                     59,015,081
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 24.7%
                       Communication Equipment -- 2.7%
                       Black Box Corp.+............................................       34,000      2,290,240
                       Cisco Systems, Inc.+........................................      455,100      8,282,820
                       CommScope, Inc.+............................................      101,800      2,392,300
                       DMC Stratex Networks, Inc.+.................................       63,300        633,000
                       Motorola, Inc. .............................................      307,400      5,090,544
                       ONI Systems Corp.+..........................................      102,000      2,845,800
                       Tellabs, Inc.+..............................................       80,500      1,560,090
                       Computers & Business Equipment -- 3.4%
                       Dell Computer Corp.+........................................      163,200      4,267,680
                       EMC Corp.+..................................................      144,200      4,189,010
                       Hewlett Packard Co. ........................................      142,800      4,084,080
                       International Business Machines Corp. ......................      104,300     11,785,900
                       Lexmark International, Inc.+................................       37,500      2,521,875
                       Symbol Technologies, Inc. ..................................       79,462      1,764,056
                       Electronics -- 4.6%
                       Flextronics International Ltd.+.............................      346,800      9,054,948
                       Intel Corp. ................................................      343,400     10,044,450
                       International Rectifier Corp.+..............................       90,400      3,082,640
                       Micron Technology, Inc.+....................................       91,100      3,744,210
                       Sensormatic Electronics Corp.+..............................      128,000      2,176,000
                       Solectron Corp.+............................................      193,700      3,544,710
                       Texas Instruments, Inc. ....................................      203,700      6,416,550
                       Veeco Instruments, Inc.+....................................       30,400      1,208,400

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Software -- 10.2%
                       Acxiom Corp.+...............................................       73,300   $    959,497
                       Automatic Data Processing, Inc. ............................      137,600      6,838,720
                       DST Systems, Inc.+..........................................       39,200      2,065,840
                       i2 Technologies, Inc.+......................................      158,600      3,140,280
                       Macromedia, Inc.+...........................................       54,400        979,200
                       Microsoft Corp.+............................................      316,100     23,075,300
                       Nova Corp.+.................................................       46,800      1,471,860
                       Oracle Corp.+...............................................      305,900      5,812,100
                       Rational Software Corp.+....................................      407,400     11,427,570
                       Sungard Data Systems, Inc.+.................................       35,200      1,056,352
                       VeriSign, Inc.+.............................................      384,287     23,061,063
                       Veritas Software Corp.+.....................................       60,600      4,031,718
                       Verity, Inc.+...............................................      109,100      2,176,545
                       Telecommunications -- 3.8%
                       American Tower Corp., Class A+..............................      318,200      6,577,194
                       Qwest Communications International, Inc. ...................       81,500      2,597,405
                       SBC Communications, Inc. ...................................      226,800      9,085,608
                       Verizon Communications......................................      142,600      7,629,100
                       WorldCom, Inc.+.............................................      467,500      6,638,500
                                                                                                   -------------
                                                                                                    209,603,155
                                                                                                   -------------
                       MATERIALS -- 2.9%
                       Chemicals -- 2.4%
                       Dow Chemical Co. ...........................................      200,900      6,679,925
                       E.I. du Pont de Nemours & Co. ..............................      129,500      6,247,080
                       Rohm and Haas Co. ..........................................      226,600      7,455,140
                       Forest Products -- 0.5%
                       Bemis Co., Inc. ............................................       56,000      2,249,520
                       Pactiv Corp.+...............................................      132,400      1,774,160
                                                                                                   -------------
                                                                                                     24,405,825
                                                                                                   -------------
                       UTILITIES -- 2.3%
                       Electric Utilities -- 1.6%
                       Calpine Corp.+..............................................       84,500      3,194,100
                       Duke Energy Corp. ..........................................      134,400      5,242,944
                       PPL Corp. ..................................................       99,700      5,483,500
                       Gas & Pipeline Utilities -- 0.6%
                       El Paso Corp. ..............................................       98,800      5,190,952
                                                                                                   -------------
                                                                                                     19,111,496
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $704,310,696).............                 830,886,089
                                                                                                   -------------

---------------------
    20

                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 2.4%                                    AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------

                       Paribas Joint Repurchase Agreement Account (See Note 3)
                         (cost $20,775,000)........................................  $20,775,000   $ 20,775,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $725,085,696)                            100.5%                      851,661,089
                       Liabilities in excess of other assets --          (0.5)                       (4,459,102)
                       ------                                           ------                     -------------
                       NET ASSETS --                                    100.0%                     $847,201,987
                                                                        ======                     =============


              -----------------------------

              +   Non-income producing security

              (1) Security represents an investment in an affiliated company

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2001
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 94.8%                        SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 10.8%
                       Housing -- 1.4%
                       Lowes Cos., Inc. ...........................................      360,000   $   26,118,000
                       Retail -- 9.4%
                       Barnes & Noble, Inc.+.......................................      210,200        8,271,370
                       Bed Bath & Beyond, Inc.+....................................    1,525,000       47,580,000
                       Dollar Tree Stores, Inc.+...................................      450,000       12,528,000
                       Home Depot, Inc. ...........................................      432,500       20,132,875
                       Inditex+....................................................      493,525        7,883,779
                       Staples, Inc.+..............................................    2,175,000       34,778,250
                       Target Corp. ...............................................      860,000       29,756,000
                       Wal-Mart Stores, Inc. ......................................      280,000       13,664,000
                                                                                                   ---------------
                                                                                                      200,712,274
                                                                                                   ---------------
                       CONSUMER STAPLES -- 3.4%
                       Food, Beverage & Tobacco -- 2.5%
                       Kraft Foods, Inc.+..........................................      962,000       29,822,000
                       PepsiCo, Inc. ..............................................      375,000       16,575,000
                       Household Products -- 0.9%
                       Kimberly-Clark Corp. .......................................      300,000       16,770,000
                                                                                                   ---------------
                                                                                                       63,167,000
                                                                                                   ---------------
                       ENERGY -- 0.9%
                       Energy Services -- 0.9%
                       Transocean Sedco Forex, Inc. ...............................      425,000       17,531,250
                                                                                                   ---------------
                       FINANCE -- 5.3%
                       Financial Services -- 1.4%
                       Citigroup, Inc. ............................................      475,976       25,150,572
                       Insurance -- 3.9%
                       Ace Ltd. ...................................................      674,900       26,381,841
                       Ambac Financial Group, Inc. ................................      470,000       27,354,000
                       MBIA, Inc. .................................................      339,800       18,920,064
                                                                                                   ---------------
                                                                                                       97,806,477
                                                                                                   ---------------
                       HEALTHCARE -- 21.4%
                       Drugs -- 11.0%
                       AstraZeneca PLC ADR.........................................      925,000       43,243,750
                       Ciphergen Biosystems, Inc.+.................................      301,200        2,033,100
                       Exelixis, Inc.+.............................................      215,100        4,080,447
                       Forest Laboratories, Inc.+..................................      139,600        9,911,600
                       Gene Logic, Inc.+...........................................      255,000        5,559,000
                       Genset SA ADR+..............................................      360,000        1,314,000
                       Genzyme Corp.+..............................................      885,800       54,033,800
                       Gilead Sciences, Inc.+......................................      515,000       29,967,850
                       Human Genome Sciences, Inc.+................................       69,600        4,193,400
                       Immunex Corp.+..............................................    1,755,300       31,156,575
                       Pharmacia Corp. ............................................      397,500       18,265,125

---------------------
    22

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services -- 3.0%
                       Healthsouth Corp.+..........................................    1,125,000   $   17,966,250
                       IMS Health, Inc. ...........................................      257,100        7,327,350
                       Tenet Healthcare Corp.+.....................................      590,000       30,438,100
                       Medical Products -- 7.4%
                       Aclara Biosciences, Inc.+...................................      489,600        4,847,040
                       Baxter International, Inc. .................................    1,030,000       50,470,000
                       Beckman Coulter, Inc. ......................................      430,000       17,544,000
                       Becton Dickinson & Co. .....................................      220,000        7,873,800
                       Bruker Daltonics, Inc.+.....................................      190,000        2,863,300
                       Gambro AB, Series A+........................................    1,570,900        9,607,730
                       Renal Care Group, Inc.+.....................................      275,000        9,044,750
                       Sequenom, Inc.+.............................................      370,300        5,184,200
                       St. Jude Medical, Inc.+.....................................      220,000       13,200,000
                       Varian Med Systems, Inc.+...................................      250,000       17,875,000
                                                                                                   ---------------
                                                                                                      398,000,167
                                                                                                   ---------------
                       INDUSTRIAL & COMMERCIAL -- 8.3%
                       Aerospace & Military Technology -- 1.3%
                       Embraer Aircraft Corp. SA ADR...............................      261,300       10,203,765
                       United Technologies Corp. ..................................      190,000       13,919,400
                       Business Services -- 6.8%
                       Deluxe Corp.+...............................................      250,000        7,225,000
                       First Data Corp. ...........................................      705,000       45,296,250
                       Iron Mountain, Inc.+........................................      413,600       18,545,824
                       Manpower, Inc. .............................................      255,000        7,624,500
                       Tyco International Ltd. ....................................      195,000       10,627,500
                       Waste Management, Inc. .....................................    1,189,300       36,654,226
                       Transportation -- 0.2%
                       Atlas Air Worldwide Holdings, Inc.+.........................      248,000        3,511,680
                                                                                                   ---------------
                                                                                                      153,608,145
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 20.0%
                       Broadcasting & Media -- 18.9%
                       AOL Time Warner, Inc.+......................................    1,340,000       71,020,000
                       AT&T Corp. -- Liberty Media Group, Inc., Class A+...........    3,363,000       58,818,870
                       Clear Channel Communications, Inc.+.........................      553,423       34,699,622
                       EchoStar Communications Corp., Class A+.....................    1,415,900       45,903,478
                       General Motors Corp., Class H+..............................      820,000       16,605,000
                       Knight Ridder, Inc. ........................................      360,000       21,348,000
                       Pegasus Communications Corp.+...............................      546,600       12,298,500
                       Scripps (E.W) Co., Class A..................................      255,100       17,601,900
                       UnitedGlobalCom, Inc., Class A+.............................      486,400        4,207,360
                       USA Networks, Inc.+.........................................    1,630,000       45,949,700
                       Viacom, Inc.+...............................................      384,800       19,913,400
                       Leisure & Tourism -- 1.1%
                       Ryanair Holdings PLC ADR+...................................      409,800       21,289,110
                                                                                                   ---------------
                                                                                                      369,654,940
                                                                                                   ---------------
                       INFORMATION TECHNOLOGY -- 22.4%
                       Communication Equipment -- 3.2%
                       Cisco Systems, Inc.+........................................    1,125,000       20,475,000
                       Exodus Communications, Inc.+................................    1,188,700        2,448,722
                       Nokia Corp., Class A ADR....................................      725,000       15,979,000
                       QUALCOMM, Inc.+.............................................      350,000       20,468,000

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment -- 2.6%
                       Dell Computer Corp.+........................................    1,250,000   $   32,687,500
                       EMC Corp.+..................................................      400,000       11,620,000
                       Handspring, Inc.+...........................................      432,800        3,332,560
                       Electronics -- 0.5%
                       EMCORE Corp.+...............................................      205,400        6,316,050
                       Solectron Corp.+............................................      209,600        3,835,680
                       Software -- 10.6%
                       HomeStore.com, Inc.+........................................      213,400        7,460,464
                       Intuit, Inc.+...............................................      355,800       14,228,442
                       McData Corp.+...............................................      711,042       12,478,787
                       Microsoft Corp.+............................................      567,500       41,427,500
                       Rational Software Corp.+....................................      972,900       27,289,845
                       The BISYS Group, Inc.+......................................      301,400       17,782,600
                       VeriSign, Inc.+.............................................    1,009,315       60,568,993
                       Veritas Software Corp.+.....................................      225,000       14,969,250
                       Telecommunications -- 5.5%
                       Allegiance Telecom, Inc.+...................................      605,000        9,068,950
                       American Tower Corp., Class A+..............................      678,400       14,022,528
                       Broadwing, Inc.+............................................      482,500       11,797,125
                       Colt Telecom Group PLC+.....................................    1,117,700        7,744,360
                       Crown Castle International Corp.+(1)........................      385,100        6,315,640
                       Qwest Communications International, Inc. ...................    1,175,000       37,447,250
                       Sonus Networks, Inc.+.......................................      374,600        8,750,656
                       Time Warner Telecom, Inc.+..................................      205,000        6,871,600
                                                                                                   ---------------
                                                                                                      415,386,502
                                                                                                   ---------------
                       MATERIALS -- 0.6%
                       Chemicals -- 0.3%
                       Cabot Microelectronics Corp.+...............................      100,000        6,200,000
                       Metals & Minerals -- 0.3%
                       Stillwater Mining Co.+......................................      195,000        5,703,750
                                                                                                   ---------------
                                                                                                       11,903,750
                                                                                                   ---------------
                       UTILITIES -- 1.7%
                       Telephone -- 1.7%
                       China Unicom Ltd. ADR+......................................      455,800        8,067,660
                       McLeodUSA, Inc., Class A+...................................    1,038,800        4,768,092
                       NTL, Inc.+..................................................    1,589,500       19,153,475
                                                                                                   ---------------
                                                                                                       31,989,227
                                                                                                   ---------------
                       TOTAL COMMON STOCK (cost $1,549,608,265)....................                 1,759,759,732
                                                                                                   ---------------


                       PREFERRED STOCK -- 1.2%
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 1.2%
                       Broadcasting & Media -- 1.2%
                       News Corp. Ltd. ADR (cost $25,166,354)......................      730,000       23,652,000
                                                                                                   ---------------
                       TOTAL INVESTMENT SECURITIES (cost $1,574,774,619)...........                 1,783,411,732
                                                                                                   ---------------

---------------------
    24

                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 3.9%                                     AMOUNT           VALUE
                       -------------------------------------------------------------------------------------------
                       Paribas Joint Repurchase Agreement Account (See Note 3)
                         (cost $71,690,000)........................................  $71,690,000   $   71,690,000
                                                                                                   ---------------
                       TOTAL INVESTMENTS --
                         (cost $1,646,464,619)                          99.9%                       1,855,101,732
                       Other assets less liabilities --                  0.1                            1,447,233
                       ------                                          ------                      ---------------
                       NET ASSETS --                                   100.0%                      $1,856,548,965
                                                                       ======                      ===============


              -----------------------------

              +   Non-income producing security

              (1) Security represents an investment in an affiliated company

              ADR -- American Depositary Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2001
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 97.7%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       ENERGY -- 51.8%
                       Energy Services -- 11.1%
                       Baker Hughes, Inc. .........................................      38,200   $ 1,279,700
                       Precision Drilling Corp.+...................................      35,500     1,107,620
                       Pride International, Inc.+..................................      78,300     1,487,700
                       Rowan Cos., Inc.+...........................................      90,700     2,004,470
                       Transocean Sedco Forex Inc. ................................      42,800     1,765,500
                       Weatherford International, Inc.+............................      32,700     1,569,600
                       Energy Sources -- 40.7%
                       Alberta Energy Co., Ltd. ...................................      36,600     1,507,314
                       Anadarko Petroleum Corp. ...................................      27,265     1,473,128
                       Burlington Resources, Inc. .................................      24,400       974,780
                       Canadian Natural Resources Ltd. ADR+........................      89,200     2,636,149
                       Chevron Corp. ..............................................      19,300     1,746,650
                       EOG Resources, Inc. ........................................      35,050     1,246,028
                       Evergreen Resources, Inc.+..................................      40,100     1,523,800
                       Exxon Mobil Corp. ..........................................      26,242     2,292,239
                       Gulf Canada Resource Ltd.+..................................     306,056     2,476,521
                       Kerr-McGee Corp. ...........................................      19,600     1,298,892
                       Nexen, Inc.+................................................      75,000     1,882,907
                       Norsk Hydro ASA ADR.........................................      37,000     1,579,900
                       Ocean Energy, Inc. .........................................      63,100     1,101,095
                       Petro Canada................................................      65,900     1,564,126
                       Petroleo Brasileiro SA......................................      48,400     1,258,400
                       Phillips Petroleum Co. .....................................      23,700     1,350,900
                       Repsol SA ADR...............................................      81,200     1,352,792
                       Suncor Energy, Inc. ........................................      67,600     1,719,399
                       Talisman Energy, Inc.+......................................      59,200     2,252,768
                       Total SA ADR................................................      12,100       849,420
                       XTO Energy, Inc.+...........................................     102,150     1,465,852
                                                                                                  ------------
                                                                                                   42,767,650
                                                                                                  ------------
                       MATERIALS -- 45.9%
                       Chemicals -- 1.3%
                       China Petroleum & Chemical Corp. ...........................      52,700     1,046,095
                       Forest Products -- 5.8%
                       Abitibi Consolidated, Inc. .................................     313,600     2,399,040
                       Smurfit-Stone Container Corp.+..............................     147,500     2,389,500
                       Metals & Minerals -- 38.8%
                       Alcan Aluminum Ltd. ........................................      66,900     2,811,138
                       Alcoa, Inc. ................................................      54,600     2,151,240
                       Anglo American Platinum Corp., Ltd. ........................      48,700     2,171,461
                       Barrick Gold Corp. .........................................     108,700     1,646,805
                       Billiton PLC................................................     772,251     3,852,685
                       Companhia Vale do Rio Doce ADR..............................      38,900       902,480
                       Compania De Minas Buenaventura SA, Series B ADR.............     117,400     2,164,856
                       Freeport-McMoRan Copper & Gold, Inc., Class A...............     284,900     2,857,547
                       Gold Fields, Ltd. ..........................................     320,200     1,441,644
                       Impala Platinum Holdings, Ltd...............................      40,300     2,020,156

---------------------
    26

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals (continued)
                       Nucor Corp. ................................................      40,800   $ 1,994,712
                       Pechiney SA Class A, ADR....................................      56,700     1,441,314
                       Rio Tinto PLC...............................................      93,383     1,659,672
                       Stillwater Mining Co.+......................................     131,825     3,855,881
                       USX United States Steel Group...............................      54,500     1,098,175
                                                                                                  ------------
                                                                                                   37,904,401
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $71,488,895)..............                80,672,051
                                                                                                  ------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 2.8%                                    AMOUNT
                       ---------------------------------------------------------------------------------------
                       Paribas Joint Repurchase Agreement Account (See Note 3)
                         (cost $2,280,000).........................................  $2,280,000     2,280,000
                                                                                                  ------------
                       TOTAL INVESTMENTS -- (cost $73,768,895)     100.5%                          82,952,051
                       Liabilities in excess of other
                         assets --                                  (0.5)                            (400,276)
                                                                   ------                         ------------
                       NET ASSETS --                               100.0%                         $82,551,775
                                                                   ======                         ============

              -----------------------------

              + Non-income producing security

              ADR -- American Depositary Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO                  INVESTMENT PORTFOLIO -- JUNE 30, 2001
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 60.4%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       CORE EQUITY -- 60.4%
                       Aerospace & Military Technology -- 1.1%
                       Boeing Co. .................................................       7,000   $   389,200
                       United Technologies Corp. ..................................       9,200       673,992
                       Banks -- 2.4%
                       Bank One Corp. .............................................      18,500       662,300
                       US Bancorp..................................................      38,696       881,882
                       Wells Fargo & Co. ..........................................      13,700       636,091
                       Broadcasting & Media -- 4.4%
                       AT&T Corp.-Liberty Media Group, Inc., Class A+..............      48,200       843,018
                       AOL Time Warner, Inc.+@.....................................      27,100     1,436,300
                       Gannett, Inc. ..............................................      16,100     1,060,990
                       General Motors Corp., Class H+..............................      19,000       384,750
                       Viacom, Inc.+...............................................       8,842       457,573
                       Business Services -- 0.6%
                       Waste Management, Inc. .....................................      16,400       505,448
                       Chemicals -- 1.2%
                       Dow Chemical Co. ...........................................      14,900       495,425
                       E.I. du Pont de Nemours & Co. ..............................      13,400       646,416
                       Communication Equipment -- 1.8%
                       Cisco Systems, Inc.+........................................      53,200       968,240
                       Motorola, Inc. .............................................      43,700       723,672
                       Computers & Business Equipment -- 2.9%
                       Dell Computer Corp.+........................................      20,500       536,075
                       EMC Corp.+..................................................      13,100       380,555
                       Hewlett Packard Co. ........................................      18,200       520,520
                       International Business Machines Corp. ......................      11,800     1,333,400
                       Computers Services -- 0.7%
                       Automatic Data Processing Inc. .............................      13,600       675,920
                       Drugs -- 6.6%
                       American Home Products Corp. ...............................      19,400     1,133,736
                       Bristol-Myers Squibb Co. ...................................      12,600       658,980
                       Immunex Corp.+..............................................       5,600        99,400
                       Johnson & Johnson Co. ......................................      19,000       950,000
                       Merck & Co., Inc. ..........................................      13,000       830,830
                       Pfizer, Inc. ...............................................      32,300     1,293,615
                       Pharmacia Corp. ............................................      19,812       910,361
                       Schering Plough Corp. ......................................       9,700       351,528
                       Electric Utilities -- 1.3%
                       Exelon Corp. ...............................................       7,162       459,227
                       FPL Group, Inc. ............................................      12,700       764,667
                       Electrical Equipment -- 2.9%
                       Emerson Electric Co. .......................................       7,400       447,700
                       General Electric Co.@ ......................................      47,100     2,296,125

---------------------
    28


                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Electronics -- 2.2%
                       Intel Corp. ................................................      37,400   $ 1,093,950
                       Solectron Corp.+............................................      21,100       386,130
                       Teradyne, Inc.+.............................................      11,100       367,410
                       Texas Instruments, Inc. ....................................       7,300       229,950
                       Energy Services -- 0.7%
                       Schlumberger Ltd. ..........................................      13,300       700,245
                       Energy Sources -- 3.8%
                       Chevron Corp. ..............................................       7,500       678,750
                       Conoco Inc. ................................................      24,700       713,830
                       Exxon Mobil Corp.@..........................................      24,800     2,166,280
                       Financial Services -- 0.9%
                       J P Morgan Chase & Co. .....................................      18,200       811,720
                       Financial Services -- 3.9%
                       Citigroup, Inc.@............................................      40,107     2,119,254
                       Goldman Sachs Group, Inc. ..................................       6,600       566,280
                       Merrill Lynch & Co., Inc. ..................................      17,500     1,036,875
                       Food, Beverage & Tobacco -- 1.8%
                       Coca-Cola Co. ..............................................      17,000       765,000
                       PepsiCo, Inc. ..............................................      20,700       914,940
                       Gas & Pipeline Utilities -- 0.5%
                       El Paso Corp. ..............................................       9,000       472,860
                       Health Services -- 0.6%
                       HCA -- The Healthcare Co. ..................................      13,500       610,065
                       Household Products -- 1.5%
                       Kimberly-Clark Corp. .......................................      11,900       665,210
                       Procter & Gamble Co. .......................................      12,800       816,640
                       Insurance -- 2.6%
                       American International Group, Inc.(1).......................      15,168     1,304,448
                       Marsh & McLennan Cos, Inc.@.................................      11,400     1,151,400
                       Leisure & Tourism -- 0.8%
                       Delta Air Lines, Inc. ......................................       5,000       220,400
                       McDonald's Corp. ...........................................      20,200       546,612
                       Medical Products -- 2.0%
                       Abbott Laboratories@........................................      21,800     1,046,618
                       Baxter International, Inc. .................................      17,500       857,500
                       Metals & Minerals -- 0.9%
                       Alcoa, Inc. ................................................      21,000       827,400
                       Multi-Industry -- 2.1%
                       Illinois Tool Works, Inc. ..................................       7,700       487,410
                       Minnesota Mining & Manufacturing Co. .......................       5,800       661,780
                       Tyco International Ltd. ....................................      15,500       844,750
                       Retail -- 2.8%
                       Home Depot, Inc. ...........................................      17,950       835,573
                       Safeway, Inc.+..............................................       4,100       196,800
                       Wal-Mart Stores, Inc. ......................................      33,300     1,625,040
                       Software -- 4.6%
                       Computer Sciences Corp.+....................................       5,800       200,680
                       I2 Technologies, Inc.+......................................       6,800       134,640
                       Microsoft Corp.+@...........................................      34,900     2,547,700
                       Oracle Corp.+...............................................      24,200       459,800
                       Verisign, Inc.+.............................................       8,795       527,788
                       Veritas Software Corp.+.....................................       6,800       452,404

                                                           ---------------------


                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Telecommunications -- 2.8%
                       SBC Communications, Inc. ...................................      25,100   $ 1,005,506
                       Tellabs, Inc.+..............................................       6,500       125,970
                       Verizon Communications......................................      16,100       861,350
                       Worldcom, Inc.+.............................................      51,400       729,880
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $43,364,833).......................                57,174,774
                                                                                                  ------------
                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 33.0%                       AMOUNT
                       ---------------------------------------------------------------------------------------
                       CORE BOND -- 33.0%
                       CONSUMER DISCRETIONARY -- 0.7%
                       CVS Corp. 5.50% 2004........................................  $  500,000       502,100
                       Staples, Inc. 7.13% 2007....................................     165,000       152,133
                       FINANCE -- 6.0%
                       ACE Capital Trust II 9.70% 2030.............................     500,000       571,920
                       Bankers Trust Corp. 8.25% 2005@.............................   1,000,000     1,072,419
                       CIT Group, Inc. 5.50% 2004..................................     500,000       498,225
                       First Financial Caribbean Corp. 7.84% 2006..................   1,000,000     1,008,500
                       General Electric Capital Corp. 6.50% 2006...................   1,000,000     1,032,693
                       Lumbermans Mutual Casualty Co. 9.15% 2026*..................     500,000       454,490
                       Security Benefit Life Co. 8.75% 2016*.......................   1,000,000       994,484
                       INDUSTRIAL & COMMERCIAL -- 3.1%
                       Diageo Capital PLC 6.13% 2005...............................   1,000,000     1,010,030
                       Federal Express Corp. 6.72% 2022............................     956,654       950,818
                       Northrop Grumman Corp. 8.63% 2004...........................     500,000       533,880
                       Tyco International Group SA 6.13% 2009......................     500,000       482,415
                       MORTGAGE-RELATED SECURITIES -- 2.1%
                       CS First Boston Mortgage Securities Corp. 6.40% 2035........     259,735       265,335
                       CS First Boston Mortgage Securities Corp. 7.24% 2029........   1,000,000     1,039,795
                       Morgan Stanley Capital I, Inc. 6.25% 2007...................     654,012       664,261
                       U.S. GOVERNMENT & AGENCIES -- 17.8%
                       Federal Home Loan Mortgage Corp. 6.50% 2010 - 2025..........   2,136,062     2,108,123
                       Federal National Mortgage Association 6.50% 2013 - 2028@....   4,241,048     4,221,860
                       Government National Mortgage Association 6.50%
                         2023 - 2029...............................................   5,137,218     5,081,552
                       Government National Mortgage Association 7.00% 2029.........   1,235,309     1,837,466
                       United States Treasury Bonds 6.13% 2029.....................   1,500,000     1,553,670
                       United States Treasury Bonds 8.88% 2019@....................   1,500,000     1,987,500
                       UTILITIES -- 3.3%
                       Keyspan Corp. 6.15% 2006....................................     500,000       500,475
                       Niagara Mohawk Power Corp. 5.88% 2002.......................   1,250,000     1,256,875
                       Sprint Capital Corp. 6.88% 2028.............................     500,000       420,190
                       United States West Capital Funding, Inc. 6.38% 2008.........     500,000       477,594
                       Worldcom, Inc. 6.40% 2005...................................     500,000       490,478
                                                                                                  ------------
                       TOTAL BONDS & NOTES (cost $30,854,523)......................                31,169,281
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $74,219,356)..............                88,344,055
                                                                                                  ------------

---------------------
    30

                                                                                     PRINCIPAL
                                      SHORT TERM SECURITIES -- 0.5%                    AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       United States Treasury Bills 3.79% due 11/1/01 (cost
                         $493,534)@................................................  $  500,000   $   493,534
                                                                                                  ------------
                                       REPURCHASE AGREEMENT -- 6.8%
                       ---------------------------------------------------------------------------------------
                       Paribas Joint Repurchase Agreement Account (See Note 3)
                         (cost $6,390,000).........................................   6,390,000     6,390,000
                                                                                                  ------------

                       TOTAL INVESTMENTS -- (cost $81,102,890)          100.7%                     95,227,589
                       Liabilities in excess of other assets --          (0.7)                       (658,448)
                                                                        ------                    ------------
                       NET ASSETS --                                    100.0%                    $94,569,141
                                                                        ======                    ============

              -----------------------------

              +   Non-income producing security

              (1) Security represents an investment in an affiliated company

              *   Resale restricted to qualified institutional buyers

              @ The security or a portion thereof represents collateral for the following open futures contracts:

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                   UNREALIZED
                       NUMBER OF                                      EXPIRATION      VALUE AT     VALUE AS OF    APPRECIATION/
                       CONTRACTS             DESCRIPTION                 DATE        TRADE DATE   JUNE 30, 2001   DEPRECIATION
                       --------------------------------------------------------------------------------------------------------
                       17 Long     S&P 500........................  September 2001   $5,400,834    $5,234,725      $ (166,109)
                       25 Short    U.S. 10 Year Note..............  September 2001   2,575,500      2,561,471          14,029
                                                                                                                   ----------
                                   Net Unrealized Depreciation.................................................    $ (152,080)
                                                                                                                   ==========

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2001
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 66.1%                             SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 11.1%
                       Broadcasting & Media -- 2.3%
                       EchoStar Communications Corp.+..............................             9,300   $   301,506
                       General Motors Corp., Class H+..............................             3,000        60,750
                       Knight Ridder, Inc. ........................................             2,700       160,110
                       Pegasus Communications Corp., Class A.......................             3,100        69,750
                       Scripps (E.W.) & Co., Class A...............................             2,200       151,800
                       USA Networks, Inc.+.........................................            17,500       493,325
                       UnitedGlobalCom Co., Class A+...............................             2,500        21,625
                       Business Services -- 0.7%
                       Waste Management, Inc.......................................            11,500       354,430
                       Chemicals -- 0.1%
                       Cabot Microelectronics Corp.+...............................             1,000        62,000
                       Communication Equipment -- 0.1%
                       Exodus Communications, Inc.+................................             3,600         7,416
                       Qualcomm, Inc.+.............................................             1,000        58,480
                       Computers & Business Equipment -- 0.2%
                       Handspring, Inc.+...........................................             4,800        36,960
                       Western Digital Corp.+......................................            18,100        72,400
                       Drugs -- 1.5%
                       Forest Laboratories, Inc.+..................................               900        63,900
                       Gilead Sciences, Inc.+......................................             5,800       337,502
                       Immunex Corp.+..............................................            10,400       184,600
                       Pharmacia Corp. ............................................             1,700        78,115
                       Renal Care Group, Inc.+.....................................             4,100       134,849
                       Electronics -- 0.1%
                       Emcore Corp.+...............................................             1,200        36,900
                       Energy Services -- 0.1%
                       Transocean Sedco Forex, Inc. ...............................             1,300        53,625
                       Food, Beverage & Tobacco -- 0.5%
                       Kraft Foods, Inc.+..........................................             5,700       176,700
                       Smithfield Foods, Inc.+.....................................             2,500       100,750
                       Health Services -- 0.5%
                       HealthSouth Corp.+..........................................            16,800       268,296
                       Insurance -- 0.6%
                       Ambac Financial Group, Inc. ................................             5,500       320,100
                       Medical Products -- 0.9%
                       Beckman Coulter, Inc. ......................................             4,400       179,520
                       Becton Dickinson & Co. .....................................             3,500       125,265
                       Sequenom, Inc.+.............................................             5,000        70,000
                       St. Jude Medical, Inc.+.....................................             2,300       138,000
                       Metals & Minerals -- 0.3%
                       Stillwater Mining Co.+......................................             4,600       134,550

---------------------
    32

                                         COMMON STOCK (continued)                           SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION (continued)
                       Retail -- 1.5%
                       Barnes & Noble, Inc.+.......................................             4,300   $   169,205
                       Dollar Tree Stores, Inc.+...................................             2,400        66,816
                       Lowes Cos., Inc. ...........................................             2,100       152,355
                       Staples, Inc.+..............................................            22,500       359,775
                       Target Corp. ...............................................             1,400        48,440
                       Software -- 0.4%
                       Intuit, Inc.+...............................................             4,100       163,959
                       Retek, Inc.+................................................             1,900        91,086
                       Telecommunications -- 1.1%
                       Allegiance Telecom, Inc.+...................................             4,700        70,453
                       American Tower Corp., Class A+..............................             2,400        49,608
                       Broadwing, Inc.+............................................             4,500       110,025
                       NTL, Inc.+..................................................             8,500       102,425
                       Qwest Communications International, Inc. ...................             5,500       175,285
                       Sonus Networks, Inc.+.......................................             2,900        67,744
                       Time Warner Telecommunications, Inc.+.......................               100         3,352
                       Transportation -- 0.2%
                       Atlas Air Worldwide Holdings, Inc.+.........................             6,300        89,208
                                                                                                        ------------
                                                                                                          5,972,960
                                                                                                        ------------
                       CORE EQUITY -- 23.9%
                       Aerospace & Military Technology -- 1.2%
                       Embraer Aircraft ADR........................................             3,500       136,675
                       United Technologies Corp. ..................................             6,700       490,842
                       Banks -- 0.3%
                       UnionBanCal Corp. ..........................................             5,000       168,500
                       Broadcasting & Media -- 2.4%
                       AOL Time Warner Inc.+@......................................             9,600       508,800
                       AT&T Corp.-Liberty Media Group, Class A+....................            31,100       543,939
                       Gannett Co. ................................................             4,000       263,600
                       Business Services -- 1.4%
                       First Data Corp.............................................            12,100       777,425
                       Computers & Business Equipment -- 1.1%
                       Lexmark International, Inc.+................................             6,500       437,125
                       United Microelectronics Corp. ADR+..........................            15,800       140,620
                       Drugs -- 1.2%
                       Glaxosmithkline PLC ADR.....................................             1,707        95,933
                       Johnson & Johnson, Inc. ....................................            11,000       550,000
                       Electric Utilities -- 1.5%
                       Calpine Corp.+..............................................             3,000       113,400
                       Duke Energy Corp. ..........................................             6,000       234,060
                       Excelon Corp................................................             7,000       448,840
                       Energy Sources -- 1.6%
                       Chevron Corp. ..............................................             5,100       461,550
                       Exxon Mobil Corp. ..........................................             4,500       393,075
                       Financial Services -- 1.7%
                       Citigroup, Inc.@............................................             8,800       464,992
                       Fannie Mae..................................................             3,000       255,450
                       J P Morgan Chase & Co. .....................................             5,000       223,000

                                                           ---------------------

                                         COMMON STOCK (continued)                           SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Food, Beverage & Tobacco -- 1.7%
                       PepsiCo, Inc. ..............................................             7,000   $   309,400
                       Philip Morris Cos, Inc. ....................................             8,900       451,675
                       Unilever NV - NY Shares.....................................             2,000       119,140
                       Insurance -- 1.1%
                       MBIA, Inc. .................................................            10,350       576,288
                       Machinery -- 0.3%
                       Eaton Corp. ................................................             2,500       175,250
                       Medical Products -- 2.1%
                       McKesson HBOC, Inc. ........................................             6,000       222,720
                       Tenet Healthcare Corp.+.....................................            17,800       918,302
                       Retail -- 1.4%
                       Aurora Foods, Inc.*(1)......................................             1,328         6,574
                       Bed Bath & Beyond, Inc.+....................................            13,100       408,720
                       Safeway, Inc.+..............................................             7,100       340,800
                       Software -- 2.7%
                       BMC Software, Inc.+.........................................             9,000       202,860
                       DecisionOne Corp.(1)........................................                33             0
                       Microsoft Corp.+............................................             7,000       511,000
                       VeriSign, Inc.+.............................................            12,875       772,629
                       Telecommunications -- 2.2%
                       Deutsche Telekom AG ADR.....................................             6,200       139,190
                       Korea Telecom Corp. ADR.....................................            12,500       274,750
                       Verizon Communications Co. .................................            11,000       588,500
                       Worldcom, Inc. .............................................            13,000       184,600
                                                                                                        ------------
                                                                                                         12,910,224
                                                                                                        ------------
                       GLOBAL CORE EQUITY -- 31.1%
                       AUSTRALIA -- 0.4%
                       Australia & New Zealand Bank Group (Finance)................            23,271       200,640
                       BELGIUM -- 0.2%
                       KBC Bankassurance Holding Co. NPV (Finance).................             3,100       110,338
                       CANADA -- 0.5%
                       Abitibi-Consolidated, Inc. (Materials)......................            11,000        84,080
                       Alcan Aluminum Ltd. (Materials).............................             4,800       201,792
                       FINLAND -- 1.4%
                       Nokia OYJ (Information Technology)..........................            11,000       249,548
                       Nokia Corp. ADR (Information Technology)....................             6,400       141,056
                       Sonera OYJ (Information & Entertainment)....................            32,199       251,314
                       UPM Kymmene OYJ (Materials).................................             5,587       158,092
                       FRANCE -- 4.8%
                       Atos SA+ (Industrial & Commercial)..........................             1,700       122,456
                       AXA PLC (Finance)...........................................             7,600       216,727
                       Banque Nationale de Paris (Finance).........................             4,100       357,183
                       CNP Assurances, Inc. (Finance)..............................             4,609       155,611
                       Carrefour Supermarche, Inc. (Consumer Discretionary)........             5,900       312,497
                       Orange SA (Information Technology)*.........................            23,200       188,744
                       Pechiney Co. (Materials)....................................             5,300       269,489
                       Suez Lyonnaise de Eaux (Utilities)..........................             4,000       128,813
                       Total Fina Elf SA (Energy)..................................             1,700       238,286

---------------------
    34

                                         COMMON STOCK (continued)                           SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       FRANCE (continued)
                       Vivendi Environmental, Inc. (Utilities).....................             2,700   $   113,742
                       Vivendi Universal, Inc. (Information & Entertainment).......             8,300       484,279
                       GERMANY -- 0.9%
                       Adidas Salomon AG (Consumer Discretionary)..................             3,729       228,667
                       Deutsche Telekom Co. (Utilities)............................             6,800       155,131
                       SAP AG ADR (Information Technology).........................             2,700        94,743
                       HONG KONG -- 1.1%
                       Cheung Kong Holdings Co. (Industrial & Commercial)..........            13,000       141,670
                       China Mobile Hong Kong, Ltd.+ (Information Technology)......            32,500       171,255
                       New World Development Co. (Real Estate).....................            78,000        95,002
                       Sino Land Co. (Finance).....................................            12,000         5,000
                       Sun Hung Kai Properties, Ltd. (Real Estate).................            20,000       180,133
                       IRELAND -- 1.0%
                       Allied Irish Banks PLC (Finance)............................            19,043       219,477
                       Ryanair Holdings PLC (Information & Entertainment)..........            12,215       127,177
                       Ryanair Holdings PLC ADR+ (Information & Entertainment).....             3,800       197,410
                       ITALY -- 1.0%
                       Alleanza Assicuraz (Materials)..............................            14,300       150,997
                       Monte dei Paschi (Finance)..................................            64,680       201,712
                       Olivetti SpA (Information Technology).......................            61,500       108,927
                       Telecom Italia Mobile SpA (Information & Entertainment).....            17,600        89,789
                       JAPAN -- 4.9%
                       Banyu Pharmaceutical Co. (Healthcare).......................             9,000       164,903
                       Canon, Inc (Information Technology).........................             2,000        80,827
                       Fuji Photo Film Co. (Information & Entertainment)...........             3,000       129,420
                       Hoya Corp. (Healthcare).....................................             3,200       202,710
                       Itochu Techno Sciences, Inc. (Information Technology).......               800        91,091
                       Japan Tobacco, Inc. (Consumer Staples)......................                25       172,400
                       Kyocera Corp. (Information Technology)......................             2,500       220,512
                       NEC Corp. (Information Technology)..........................            14,000       189,159
                       Nikko Securities Co., Ltd. (Finance)........................            30,000       240,318
                       Nippon Telephone & Telegraph Corp. (Utilities)..............                18        93,818
                       NTT Docomo Corp. (Information Technology)...................                 6       104,402
                       Promise Co. Ltd. (Finance)..................................             3,200       263,780
                       Sharp Corp. (Consumer Discretionary)........................             6,000        81,790
                       Sony Corp. (Information & Entertainment)....................             3,200       210,408
                       Tokyo Style Co. (Consumer Discretionary)....................            11,000       122,604
                       Toyota Motor Corp. (Consumer Discretionary).................             4,600       161,928
                       Yamato Transport Co. (Industrial & Commercial)..............             6,000       125,812
                       KOREA -- 0.5%
                       Pohang Iron & Steel Co. (Materials).........................             1,580       126,351
                       Samsung Electronic Co. (Information Technology).............             1,090       160,923
                       MEXICO -- 0.3%
                       Grupo Televisa SA ADR (Information & Entertainment).........             3,500       140,035
                       NETHERLANDS -- 2.1%
                       Aegon NV (Finance)..........................................             4,400       123,982
                       Akzo Nobel NV (Materials)...................................             6,000       254,235
                       Fortis Nl (Finance).........................................             5,216       126,951
                       Philips Electronics NV (Information Technology).............             4,900       130,015
                       Royal Dutch Petroleum Co. (Energy)..........................             3,000       172,829

                                                           ---------------------

                                         COMMON STOCK (continued)                           SHARES         VALUE
                       ---------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       NETHERLANDS (continued)
                       Schlumberger Ltd. (Energy)..................................             1,800   $    94,770
                       TNT Post Group NV (Industrial & Commercial).................             9,900       206,807
                       Unilever NV (Consumer Staples)..............................               600        36,000
                       RUSSIA -- 0.1%
                       Lukoil Holding ADR (Energy).................................               600        28,800
                       SPAIN -- 1.0%
                       Banco Popular (Finance).....................................             7,353       257,290
                       Inditex, Inc.+ (Consumer Discretionary).....................            12,238       195,495
                       Telefonica SA+ (Utilities)..................................             5,915        72,985
                       SWEDEN -- 1.9%
                       Electrolux AB (Consumer Discretionary)......................             9,230       127,758
                       Ericsson LM Telephone Co. (Information Technology)..........            12,830        70,209
                       ForeningsSparbanken+ (Finance)..............................            13,520       156,674
                       Gambro AB (Healthcare)......................................            63,800       390,205
                       Hennes & Mauritz (Consumer Discretionary)...................             9,780       167,752
                       Skandinaviska Enskilda Banken (Finance).....................            14,190       135,075
                       SWITZERLAND -- 1.0%
                       Nestle SA (Consumer Discretionary)..........................             1,690       359,354
                       Serono SA, Class B (Healthcare).............................               178       176,663
                       TAIWAN -- 1.2%
                       China Trust Business Bank (Finance).........................           221,000       154,693
                       Compal Electronics Co. (Information Technology).............            58,000        62,330
                       Taiwan Semiconductor, Inc.+ (Information Technology)........           114,800       213,395
                       United Micro Electronics, Inc.+ (Information Technology)....           155,000       205,736
                       UNITED KINGDOM -- 6.8%
                       AstraZeneca, PLC (Healthcare)...............................            11,500       536,555
                       BP PLC ADR (Energy).........................................             5,500        45,273
                       BP PLC ADR (Energy).........................................             2,100       104,685
                       BAA PLC (Industrial & Commercial)...........................            11,100       103,172
                       Bae Systems, Inc. (Industrial & Commercial).................            19,500        93,508
                       Barclays PLC (Finance)......................................             9,600       294,729
                       British Airways PLC (Information & Entertainment)...........            48,527       235,091
                       Colt Telecom Group PLC (Information Technology).............            31,600       218,951
                       Granada PLC (Consumer Discretionary)........................            24,000        50,445
                       Imperial Chemical Industries PLC (Materials)................            36,800       216,112
                       Lattice Group PLC (Utilities)...............................            53,300       119,162
                       Lloyds TSB Group PLC (Finance)..............................            27,600       276,553
                       Marks & Spencer, Inc. (Consumer Discretionary)..............            52,300       192,974
                       Reckitt & Benckiser, Inc. (Consumer Discretionary)..........            18,200       262,718
                       Reed International PLC (Information & Entertainment)........            27,400       243,101
                       Royal Bank of Scotland Group PLC (Finance)..................            10,300       227,301
                       Standard Chartered (Finance)................................            11,100       142,409
                       Vodafone Group PLC (Information Technology).................           137,084       304,063
                                                                                                        ------------
                                                                                                         16,821,773
                                                                                                        ------------
                       TOTAL COMMON STOCK (cost $35,664,353).......................                      35,704,957
                                                                                                        ------------

---------------------
    36

                                                                                           PRINCIPAL
                                          BONDS & NOTES -- 29.8%                            AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE BOND -- 21.1%
                       ASSET-BACKED SECURITIES -- 1.6%
                       ANRC Auto Owner Trust 7.00% 2003............................       $    32,240   $    32,501
                       Advanta Mortgage Loan Trust 4.46% 2029......................            69,392        69,418
                       American Express Master Trust 7.60% 2002....................            50,000        50,328
                       Associates Automobile Recievable Trust 6.79% 2003...........            30,103        30,396
                       Carco Auto Loan Master Trust 6.43% 2004.....................            50,000        51,141
                       Citibank Credit Card Master Trust I 6.55% 2004..............           150,000       151,921
                       DaimlerChrysler Auto Trust 6.76% 2003.......................            39,504        39,726
                       Ford Credit Auto Owner Trust 7.07% 2004.....................            50,000        51,562
                       Harley Davidson Eaglemark Motorcycles 5.94% 2004............            21,700        21,921
                       Harley Davidson Eaglemark Motorcycles 6.88% 2004............            27,745        28,223
                       Honda Auto Lease Trust 6.65% 2005...........................            50,000        50,857
                       MBNA Master Credit Card Trust II 6.40% 2005.................            40,000        40,837
                       Money Store Trust 6.64% 2014................................            25,183        25,199
                       PP&L Transition Bond LLC 6.41% 2003.........................            21,610        21,745
                       Residential Funding Mortgage Securities I 6.00% 2009........             3,034         3,035
                       SLM Student Loan Trust 4.47% 2008...........................           101,677       101,803
                       Toyota Auto Receivables Trust 6.75% 2003....................            45,833        46,219
                       US Airways Pass Through Trust 7.08% 2022....................            25,000        24,783
                       USAA Auto Loan Grantor Trust 6.10% 2006.....................            18,640        18,946
                       USAA Auto Owner Trust 6.90% 2003............................            20,635        20,843
                       CONSUMER DISCRETIONARY -- 2.6%
                       Accuride Corp. 9.25% 2008...................................            90,000        60,750
                       Aurora Foods, Inc. Series B 8.75% 2008......................            50,000        42,500
                       Aurora Foods, Inc. Series D 9.88% 2007......................            25,000        22,125
                       Beazer Homes USA, Inc. 8.63% 2011...........................            40,000        39,900
                       Consumers International, Inc. 10.25% 2005(2)................            50,000        15,563
                       Delco Remy International, Inc. 8.63% 2007...................            50,000        50,000
                       Duane Reade, Inc. 9.25% 2008................................           125,000       120,000
                       Dura Operating Corp. 9.00% 2009.............................           100,000        94,000
                       Federal Mogul Corp. 7.50% 2009..............................           250,000        32,500
                       Federal Mogul Corp. 7.75% 2006..............................            50,000         7,500
                       Federal Mogul Corp. 8.80% 2007..............................            70,000        10,500
                       Hayes Lemmerz International, Inc. 11.88% 2006*..............            25,000        24,563
                       Hayes Wheels International, Inc. 9.13% 2007.................            80,000        61,100
                       J.C. Penney, Inc. 7.38% 2008................................            25,000        22,250
                       J.C. Penney, Inc. 7.60% 2007................................            15,000        13,800
                       KB Home, Inc. 9.50% 2011....................................            40,000        40,200
                       LDM Technologies, Inc. 10.75% 2007..........................            40,000        25,200
                       Lear Corp. 8.11% 2009.......................................           145,000       145,505
                       Levi Strauss & Co. 7.00% 2006...............................            95,000        72,200
                       Levi Strauss & Co. 11.63% 2008..............................            65,000        58,500
                       Mattress Discounters Corp. 12.63% 2007......................            50,000        16,500
                       Nash-Finch Co. 8.50% 2008...................................            50,000        47,500
                       New World Pasta Co. 9.25% 2009..............................            75,000        47,250
                       Pierce Leahy Corp. 9.13% 2007...............................            20,000        20,700
                       RiteAid Corp. 7.13% 2007....................................            75,000        61,875
                       RiteAid Corp. 11.25% 2008*..................................            50,000        50,437
                       Sealy Mattress Co. zero coupon 2007(3)......................            75,000        62,062
                       Stater Brothers Holdings, Inc. 10.75% 2006..................            15,000        14,100
                       True Temper Sports, Inc. 10.88% 2008........................            80,000        81,700
                       Westpoint Stevens, Inc. 7.88% 2008..........................            80,000        30,000
                       ENERGY -- 0.4%
                       Costilla Energy, Inc. 10.25% 2006(1)(2).....................           130,000         2,171
                       ICO, Inc. 10.38% 2007.......................................            80,000        79,900
                       Key Energy Services, Inc. 14.00% 2009.......................            14,000        16,223
                       P&L Coal Holdings Corp. 9.63% 2008..........................            40,000        42,200

                                                           ---------------------

                                                                                           PRINCIPAL
                                        BONDS & NOTES (continued)                           AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       ENERGY (continued)
                       Pioneer Natural Resources Co. 9.63% 2010....................       $    15,000   $    16,725
                       Plains Resources, Inc. 10.25% 2006..........................            35,000        35,875
                       Pride International, Inc. 10.00% 2009.......................            25,000        27,875
                       FINANCE -- 0.7%
                       Bankamerica Corp. 6.13% 2010................................  GBP       25,000        33,107
                       Conseco, Inc. 10.75% 2008...................................            65,000        63,700
                       CS First Boston Mortgage Securities Corp. 7.15% 2029........            35,000        36,317
                       Ford Motor Credit Co. 6.70% 2004............................            50,000        51,195
                       GS Mortgage Securities Corp. 4.26% 2004.....................            60,000        60,000
                       Holmes Financing, PLC Floating Rate 2015....................            35,000        35,000
                       Western Financial Savings, Inc. 8.88% 2007..................           125,000       118,437
                       FOOD & LODGING -- 0.1%
                       Hammonds (John Q.) Hotels, L.P. 8.88% 2004..................            75,000        74,250
                       HEALTHCARE -- 1.6%
                       Alaris Medical Systems, Inc. 9.75% 2006.....................           200,000       148,000
                       Alaris Medical, Inc. zero coupon 2008.......................           100,000        35,500
                       Beverly Enterprises, Inc. 9.63% 2009........................            15,000        15,375
                       Beverly Enterprises, Inc. 9.00% 2006........................            40,000        40,400
                       Bio-Rad Laboratories, Inc. 11.63% 2007......................            56,000        60,760
                       Conmed Corp. 9.00% 2008.....................................           130,000       126,100
                       Express Scripts, Inc. 9.63% 2009............................            15,000        16,238
                       Manor Care, Inc. 8.00% 2008.................................            10,000        10,059
                       Mediq-PRN Life Support Services, Inc. 11.00% 2008(2)........            80,000           800
                       Omnicare, Inc. 8.13% 2011...................................            15,000        15,150
                       Owens & Minor, Inc. 10.88% 2006.............................            50,000        52,875
                       Packard Bioscience, Inc. 9.38% 2007.........................            75,000        72,750
                       Physician Sales & Services, Inc. 8.50% 2007.................            45,000        40,050
                       Tenet Healthcare Corp. 8.13% 2008...........................            50,000        51,562
                       Triad Hospitals 11.00% 2009.................................            25,000        26,938
                       Triad Hospitals, Inc. 8.75% 2009*...........................            20,000        20,350
                       Universal Hospital Services, Inc. 10.25% 2008...............           100,000        91,000
                       Warner Chilcott, Inc. 12.63% 2008...........................            50,000        53,500
                       INDUSTRIAL & COMMERCIAL -- 1.2%
                       Allied Waste North America, Inc. 7.63% 2006.................            25,000        24,719
                       Allied Waste North America, Inc. 10.00% 2009................            75,000        77,062
                       Anthony Crane Rental LP 10.38% 2008.........................           100,000        52,000
                       Argo Tech Corp. 8.63% 2007..................................            85,000        76,075
                       Centex Corp. 7.88% 2011.....................................            25,000        24,744
                       Dunlop Standard Aerospace Holdings, PLC 11.88% 2009.........            85,000        90,312
                       Eaton Corp. 6.00% 2007......................................  EUR       50,000        41,517
                       Grove Worldwide LLC/Cap, Inc. 9.25% 2008(2).................            70,000         1,400
                       Hexcel Corp. 9.75% 2009*....................................            25,000        24,063
                       IT Group, Inc. 11.25% 2009..................................            15,000        14,100
                       K&F Industries, Inc. 9.25% 2007.............................            75,000        77,062
                       Kansas City Southern Railway Co. 9.50% 2008.................            10,000        10,575
                       Navistar International Corp. 8.00% 2008.....................            30,000        27,600
                       Navistar International Corp. 9.38% 2006*....................             5,000         5,075
                       Neenah Foundry Co. 11.13% 2007..............................            20,000        10,775
                       Roller Bearing Company America, Inc. 9.63% 2007.............            20,000        18,200
                       Waste Management, Inc. 6.88% 2009...........................            75,000        73,027

---------------------
    38

                                                                                           PRINCIPAL
                                        BONDS & NOTES (continued)                           AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       INFORMATION & ENTERTAINMENT -- 2.8%
                       AMC Entertainment, Inc. 9.50% 2009..........................       $    50,000   $    45,000
                       AMC Entertainment, Inc. 9.50% 2011..........................            55,000        48,950
                       Ackerley Group, Inc. 9.00% 2009.............................           100,000        87,000
                       Adelphia Communications Corp. Series B 9.88% 2007...........            25,000        24,812
                       American Color Graphics, Inc. 12.75% 2005...................           100,000        98,000
                       Cablevision SA 13.75% 2009..................................            40,000        28,200
                       Century Communications Corp. zero coupon 2008(3)............           250,000       115,000
                       Charter Communications Holdings, LLC 8.63% 2009.............           115,000       109,250
                       Charter Communications Holdings, LLC 10.75% 2009............            25,000        25,937
                       Charter Communications Holdings, LLC zero coupon 2011(3)....           110,000        68,200
                       Circus Circus Enterprises, Inc. 9.25% 2005..................            50,000        50,500
                       Classic Cable, Inc. 10.50% 2010.............................           150,000        43,500
                       Clear Channel Communications Co. 6.50% 2005.................  EUR       50,000        42,987
                       CSC Holdings, Inc. 7.63% 2011*..............................            25,000        23,808
                       Echostar DBS Corp. 9.38% 2009...............................           175,000       170,625
                       Frontiervision Holdings LP zero coupon 2007(3)..............            35,000        35,700
                       Granite Broadcasting Corp. 8.88% 2008.......................            15,000        10,050
                       Hasbro, Inc. 7.95% 2003.....................................            24,000        23,340
                       Hasbro, Inc. 8.50% 2006.....................................            11,000        10,670
                       Insight Communications, Inc. zero coupon 2011(3)............           100,000        56,500
                       Insight Midwest LP 9.75% 2009...............................            75,000        77,625
                       Insight Midwest LP 10.50% 2010..............................            20,000        21,100
                       Lin Holdings Corp. 1.00% 2008...............................           175,000       137,375
                       Mediacom Broadband LLC 11.00% 2013*.........................            50,000        50,750
                       Station Casinos, Inc. 8.88% 2008............................            25,000        25,125
                       Sun Media Corp. 9.50% 2007..................................            65,000        65,000
                       United Pan Europe Commerce 11.25% 2010......................            25,000         9,000
                       INFORMATION TECHNOLOGY -- 1.7%
                       Amkor Technology, Inc. 9.25% 2008...........................            50,000        47,875
                       Amkor Technology, Inc. 10.50% 2009..........................            50,000        47,750
                       Crown Castle International Corp. zero coupon 2007(3)(4).....            50,000        39,000
                       Exodus Communications, Inc. 10.75% 2009.....................            50,000        16,500
                       Exodus Communications, Inc. 11.25% 2008.....................            50,000        16,500
                       Exodus Communications, Inc. 11.63% 2010.....................           200,000        69,000
                       Fairchild Semiconductor Corp. 10.13% 2007...................           100,000        96,000
                       Fairchild Semiconductor Corp. 10.38% 2007...................            30,000        28,875
                       Hyperion Telecommunications, Inc. 13.00% 2003...............           110,000        81,400
                       Hyperion Telecommunications, Inc. 12.25% 2004...............            50,000        41,750
                       KMC Telecom Holdings, Inc. zero coupon 2008(3)..............           330,000        28,050
                       Seagate Technology 12.50% 2007..............................            35,000        34,825
                       South Carolina Holding Corp. 12.00% 2009....................            58,000        34,800
                       Telecommunications Techniques, Inc. 9.75% 2008..............           140,000       116,200
                       Telewest Communications, Inc. 9.88% 2010....................           125,000       103,750
                       Viasystems, Inc. 9.75% 2007.................................            75,000        36,750
                       Williams Communications Group, Inc. 10.88% 2009.............            50,000        20,000
                       Winstar Communications, Inc. 12.75% 2010(2).................            50,000           688
                       WorldCom, Inc. 7.25% 2008...................................  GBP       25,000        34,452
                       MATERIALS -- 2.4%
                       AK Steel Corp. 7.88% 2009...................................           150,000       144,750
                       American Standard Cos., Inc. 8.25% 2009.....................            50,000        50,000
                       Arco Chemical Co. 9.80% 2020................................            85,000        85,637
                       BWAY Corp. 10.25% 2007......................................            50,000        45,000
                       Bayou Steel Corp. 9.50% 2008................................             5,000         2,675
                       Caraustar Industries, Inc. 9.88% 2011.......................            75,000        70,125
                       Century Aluminum Co. 11.75% 2008............................            30,000        31,200

                                                           ---------------------

                                                                                           PRINCIPAL
                                        BONDS & NOTES (continued)                           AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       MATERIALS (continued)
                       Consumers Packaging, Inc. 9.75% 2007(2).....................       $    55,000   $       619
                       Crown Cork & Seal, Inc. 8.38% 2005..........................            40,000        17,200
                       Gaylord Container Corp. 9.38% 2007..........................           190,000       121,600
                       Georgia Gulf Corp. 10.38% 2007..............................            90,000        90,450
                       Lyondell Chemical Co. 9.88% 2007............................            95,000        94,287
                       National Steel Corp. 9.88% 2009.............................           105,000        38,850
                       Owens-Illinois, Inc. 7.50% 2010.............................           125,000        85,625
                       Owens-Illinois, Inc. 7.85% 2004.............................            50,000        39,000
                       PMD Group, Inc. 11.00% 2011.................................            10,000        10,150
                       Pacifica Papers, Inc. 10.00% 2009...........................            25,000        26,500
                       Packaging Corp. of America 9.63% 2009.......................            40,000        42,450
                       Paperboard Industries International, Inc. 8.38% 2007........            30,000        26,850
                       Pioneer Americas Acquisition Corp. 9.25% 2007(2)............            15,000         4,725
                       Resolution Performance Products, Inc. 13.50% 2010...........            30,000        32,550
                       Sterling Chemicals, Inc. 12.38% 2006........................            50,000        39,000
                       Stone Container Corp. 9.25% 2008............................            15,000        15,244
                       Stone Container Corp. 9.75% 2011............................            50,000        51,750
                       Texas Petrochemicals Corp. 11.13% 2006......................           100,000        89,000
                       Weirton Steel Corp. 10.75% 2005.............................            25,000         8,750
                       Weirton Steel Corp. 11.38% 2004.............................           100,000        36,000
                       REAL ESTATE -- 0.3%
                       Spieker Properties, L.P. 6.80% 2004.........................            55,000        55,787
                       Standard Pacific Corp. 9.50% 2010...........................            50,000        50,000
                       Del E. Webb Corp. 10.25% 2010...............................            75,000        79,125
                       TELECOMMUNICATIONS -- 1.8%
                       Alaska Communications Systems Holdings, Inc. 9.38% 2009.....            50,000        42,000
                       BTI Telecom Corp. 10.50% 2007...............................            85,000        17,000
                       Concentric Network Corp. 12.75% 2007........................           150,000        45,750
                       GCI, Inc. 9.75% 2007........................................           150,000       147,000
                       GST Telecommunications, Inc. 12.75% 2007(2).................            60,000           600
                       ITC Deltacom, Inc. 8.88% 2008...............................            15,000         7,950
                       ITC Deltacom, Inc. 9.75% 2008...............................            75,000        51,750
                       ITC Deltacom, Inc. 11.00% 2007..............................            10,000         6,900
                       Level 3 Communications, Inc. 9.13% 2008.....................            25,000        10,375
                       Level 3 Communications, Inc. 10.75% 2008....................  EUR       25,000         8,898
                       Level 3 Communications, Inc. 11.25% 2010....................           100,000        42,500
                       McLeod USA, Inc. 8.13% 2009.................................            75,000        40,500
                       McLeod USA, Inc. 8.38% 2008.................................            35,000        18,725
                       McLeod USA, Inc. 9.25% 2007.................................            50,000        28,000
                       McLeod USA, Inc. 9.50% 2008.................................            85,000        46,325
                       Nextel Communications, Inc. zero coupon 2007(3).............           300,000       195,000
                       Nextel Communications, Inc. 9.50% 2011......................            35,000        27,431
                       PSI Net, Inc. 10.00% 2005(2)................................           125,000         7,812
                       PSI Net, Inc. 11.50% 2008(2)................................           125,000         7,813
                       RCN Corp. zero coupon 2008(3)...............................           175,000        47,250
                       Rogers Wireless, Inc. 9.63% 2011*...........................            60,000        59,360
                       Time Warner Telecommunications, Inc. 9.75% 2008.............            75,000        66,375
                       Time Warner Telecommunications, Inc. 10.13% 2011............            25,000        22,375
                       U.S. GOVERNMENT & AGENCIES -- 2.9%
                       Federal Home Loan Mortgage Corp. 7.93% 2029.................           188,733       194,666
                       Federal National Mortgage Association 7.00% TBA.............           325,000       326,423
                       United States Treasury Bond zero coupon 2021................           550,000       160,617
                       United States Treasury Bond 6.25% 2010......................  GBP       90,000       135,277
                       United States Treasury Bond 5.50% 2028......................           285,000       269,904

---------------------
    40

                                                                                           PRINCIPAL
                                        BONDS & NOTES (continued)                           AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       U.S. GOVERNMENT & AGENCIES (continued)
                       United States Treasury Bond 6.25% 2023......................       $   110,000   $   114,468
                       United States Treasury Note 7.88% 2004......................           340,000       372,354
                       UTILITIES -- 1.0%
                       AES Corp. 8.88% 2011........................................            45,000        43,875
                       CMS Energy Corp. 7.50% 2009.................................            20,000        18,585
                       Calpine Corp. 8.50% 2011....................................            50,000        48,021
                       Calpine Corp. 8.63% 2010....................................            75,000        72,927
                       Energy Corp. America 9.50% 2007.............................           200,000       164,000
                       NTL Communications Corp. zero coupon 2008(3)................           240,000       100,800
                       Western Resources, Inc. 6.88% 2004..........................            60,000        57,276
                       Western Resources, Inc. 7.13% 2009..........................            10,000         9,129
                                                                                                        ------------
                                                                                                         11,409,951
                                                                                                        ------------
                       GLOBAL CORE BOND -- 8.7%
                       AUSTRALIA -- 0.6%
                       Australian Government Bond 7.50% 2009.......................  AUD       40,000        22,357
                       Commonwealth of Australia 6.75% 2006........................  AUD      525,000       279,387
                       BERMUDA -- 0.2%
                       FLAG Telecom Holdings, Ltd. 11.63% 2010.....................            50,000        31,500
                       Global Crossing Holdings, Ltd. 8.70% 2007...................            50,000        38,000
                       Global Crossing Holdings, Ltd. 9.13% 2006...................            50,000        39,750
                       BRAZIL -- 0.1%
                       Brazilian Government Bond 8.00% 2014........................            49,256        36,327
                       Vale Rio Doce Cia 0.06% 2009(1).............................  BRL        2,000             0
                       CANADA -- 1.5%
                       Abitibi-Consolidated, Inc. 8.85% 2030.......................            25,000        25,885
                       Acetex Corp. 9.75% 2003.....................................            25,000        24,906
                       Air Canada Corp. 10.25% 2011................................            90,000        84,375
                       Algoma Steel, Inc. 12.38% 2005(2)...........................            75,000        16,500
                       Canadian Government 5.50% 2010..............................  CAD      105,000        67,272
                       Canadian Government 5.75% 2029..............................  CAD      310,000       196,916
                       Canadian Government 7.00% 2006..............................  CAD       65,000        45,343
                       Doman Industries, Ltd. 12.00% 2004..........................            75,000        77,250
                       GT Group Telecommunications, Inc. zero coupon 2010(3).......           150,000        47,250
                       Millar Western Forest Products, Ltd. 9.88% 2008.............            50,000        47,000
                       Quebecor Media, Inc. 13.75% 2011*...........................           170,000        87,146
                       Rogers Cantel 9.38% 2008....................................            25,000        24,750
                       Rogers Communications, Inc. 8.88% 2007......................            65,000        64,350
                       Tembec, Inc. 8.50% 2011.....................................            10,000        10,150
                       COLOMBIA -- 0.0%
                       Republic of Colombia 9.75% 2011.............................            20,000        20,400
                       DENMARK -- 0.2%
                       Kingdom of Denmark 7.00% 2004...............................  DKK      700,000        84,771
                       FRANCE -- 0.6%
                       Republic of France 5.50% 2007...............................  EUR      160,000       140,053
                       Republic of France 5.50% 2010...............................  EUR      150,000       129,852
                       Republic of France 6.00% 2025...............................  EUR       70,000        60,779

                                                           ---------------------

                                                                                           PRINCIPAL
                                        BONDS & NOTES (Continued)                           AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       GLOBAL CORE BOND (continued)
                       GERMANY -- 1.3%
                       Federal Republic of Germany 4.50% 2003@.....................  EUR  $   700,000   $   594,088
                       Federal Republic of Germany 6.50% 2027......................  EUR      140,000       129,541
                       ITALY -- 2.1%
                       Republic of Italy 4.00% 2004................................  EUR      390,000       325,784
                       Republic of Italy 4.75% 2005................................  EUR      640,000       543,321
                       Republic of Italy 6.00% 2007................................  EUR      160,000       141,662
                       Republic of Italy 6.50% 2027................................  EUR      165,000       149,617
                       JAPAN -- 1.4%
                       Japanese Government Bond 1.40% 2009.........................  JPY   39,000,000       325,454
                       Japanese Government Bond 1.60% 2011.........................  JPY   36,000,000       300,967
                       Japanese Government Bond 2.60% 2019.........................  JPY   14,900,000       135,248
                       MEXICO -- 0.1%
                       Satelites Mexicanos SA De CV 10.13% 2004....................            50,000        34,000
                       United Mexican States 8.38% 2011............................            25,000        25,150
                       NETHERLANDS -- 0.0%
                       United Pan Europe Commerce Series B 11.50% 2010.............            50,000        18,000
                       NORWAY -- 0.2%
                       Kingdom of Norway 5.50% 2009................................  NOK    1,000,000        99,444
                       PERU -- 0.1%
                       Republic of Peru 4.00% 2017.................................            80,000        49,800
                       RUSSIA -- 0.0%
                       Federation of Russia 8.25% 2010.............................            25,000        19,156
                       SWEDEN -- 0.1%
                       Kingdom of Sweden 9.00% 2009................................  SEK      300,000        33,809
                       UNITED KINGDOM -- 0.2%
                       British Gas PLC 5.38% 2009..................................  GBP       70,000        90,803
                                                                                                        ------------
                                                                                                          4,718,113
                                                                                                        ------------
                       TOTAL BONDS & NOTES (cost $18,582,627)......................                      16,128,064
                                                                                                        ------------
                                             WARRANTS -- 0.0%+                             WARRANTS
                       ---------------------------------------------------------------------------------------------
                       GT Group Telecommunications, Inc.* 2/1/10 (Information
                         Technology)...............................................               100         2,985
                       KMC Telecom Holdings, Inc.* 4/15/08 (Information
                         Technology)(1)............................................               330            16
                       Mattress Discounters Holding Corp.* 7/15/07 (Consumer
                         Discretionary)............................................                50            26
                                                                                                        ------------
                       TOTAL WARRANTS (cost $6,489)................................                           3,027
                                                                                                        ------------
                       TOTAL INVESTMENT SECURITIES (cost $54,253,478)..............                      51,836,048
                                                                                                        ------------
                                                                                           PRINCIPAL
                                       SHORT TERM SECURITIES -- 3.6%                        AMOUNT
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT TERM NOTES -- 1.7%
                       Capital Auto Receivables Trust 5.58% due 6/15/02............       $     3,446         3,461
                       Chase Manhattan Auto Trust 6.50% due 12/17/01...............             7,751         7,758
                       Ford Credit Auto Owner Trust 6.20% due 4/15/02..............             6,616         6,618

---------------------
    42

                                                                                           PRINCIPAL
                                    SHORT TERM SECURITIES (CONTINUED)                       AMOUNT         VALUE
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT TERM NOTES (continued)
                       National Australia Bank, Ltd. 4.06% due 2/12/02.............       $   120,000   $   119,923
                       Republic of France 5.50% due 10/12/01.......................           900,000       764,682
                       Sasco Floating Rate Commercial Mortgage Co. 4.28% due
                         11/20/01..................................................            16,088        16,093
                                                                                                        ------------
                                                                                                            918,535
                                                                                                        ------------
                       U.S. GOVERNMENT -- 1.9%
                       United States Treasury Bill 3.79% due 11/1/01@..............         1,025,000     1,012,703
                                                                                                        ------------
                       TOTAL SHORT TERM SECURITIES (cost $1,953,399)...............                       1,931,238
                                                                                                        ------------
                       REPURCHASE AGREEMENT -- 0.8%
                       ---------------------------------------------------------------------------------------------
                       Paribas Joint Repurchase Agreement Account (See Note 3)
                         (cost $445,000)...........................................           445,000       445,000
                                                                                                        ------------

                       TOTAL INVESTMENTS -- (cost $56,651,877)    100.3%                                 54,212,286
                       Liabilities in excess of other assets --    (0.3)                                   (180,695)
                                                                  ------                                ------------
                       NET ASSETS --                              100.0%                                $54,031,591
                                                                  ======                                ============

              -----------------------------

              +   Non-income producing security

              *   Resale restricted to qualified buyers

              ADR -- American Depositary Receipt

              GDR -- Global Depositary Receipt

              (1) Fair valued security; See Note 2

              (2) Bond in default

              (3) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              (4) Security represents an investment in an affiliated company

              @ The security or a portion thereof represents collateral for the following open futures contracts:

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                       NUMBER OF                                      EXPIRATION      VALUE AT     VALUE AS OF     UNREALIZED
                       CONTRACTS             DESCRIPTION                 DATE        TRADE DATE   JUNE 30, 2001   APPRECIATION
                       --------------------------------------------------------------------------------------------------------
                       4 Long      ASX Share Price Index
                                   Futures -- Sydney Futures
                                   Exchange.......................  September 2001    $175,260      $175,650         $  390
                       6 Short     United States 5-Year Note
                                   American Stock Exchange........  September 2001     625,440       620,063          5,377
                       5 Short     United States 10-Year Note
                                   American Stock Exchange........  September 2001     516,747       515,078          1,669
                       1 Long      JPN 10Y Bond(SGX) Futures --
                                   Singapore Exchange.............  September 2001     112,255       112,620            365
                       5 Long      Euro Bund Futures --
                                   Eurex Deutschland Exchange.....  September 2001     449,059       450,857          1,798
                                                                                                                     ------
                                   Net Unrealized Appreciation.................................................      $9,599
                                                                                                                     ======

              See Notes to Financial Statements

                                                           ---------------------

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                        CONTRACT                      IN                      DELIVERY   GROSS UNREALIZED
                       TO DELIVER                EXCHANGE FOR                   DATE       APPRECIATION
                       ----------------------------------------------------------------------------------
                       *AUD              65,000    USD               33,766   07/11/01      $     625
                       *AUD              60,000    USD               30,941   07/11/01            349
                       *AUD             554,000    USD              291,958   07/11/01          9,495
                       AUD               25,000    USD               13,162   07/11/01            415
                       AUD               60,000    USD               31,583   07/11/01            992
                       *AUD           1,900,000    USD              983,820   07/12/01         15,112
                       CHF               64,000    USD               36,592   07/18/01            956
                       CHF              220,000    USD              124,772   07/18/01          2,274
                       *EUR             738,700    USD              660,028   07/11/01         34,158
                       *EUR           1,016,000    USD              897,128   07/11/01         36,312
                       EUR              518,000    USD              457,394   07/11/01         18,513
                       EUR              155,000    USD              131,595   07/11/01            270
                       EUR              156,000    USD              134,511   07/11/01          2,338
                       EUR            1,110,600    USD              992,110   07/11/01         51,443
                       EUR               16,000    USD               14,194   07/11/01            637
                       *EUR             111,000    USD               98,749   07/11/01          4,704
                       *EUR              50,000    USD               44,510   07/11/01          2,147
                       *EUR              42,000    USD               37,435   07/11/01          1,850
                       *EUR             143,000    USD              126,305   07/11/01          5,147
                       EUR                3,000    USD                2,649   07/11/01            107
                       EUR               30,000    USD               26,267   07/11/01            849
                       EUR               75,000    USD               64,869   07/11/01          1,325
                       EUR              415,000    USD              355,182   07/11/01          3,569
                       EUR               60,000    USD               51,509   07/11/01            773
                       EUR              120,000    USD              103,279   07/11/01          1,608
                       EUR              139,000    USD              119,502   07/11/01          1,733
                       *EUR             990,000    USD              848,628   07/12/01          9,857
                       *EUR              20,000    USD               16,948   08/03/01             49
                       *GBP           1,000,000    USD            1,412,870   07/12/01          5,231
                       *GBP           1,500,000    USD            2,124,600   07/12/01         13,142
                       GBP            1,500,000    USD            2,119,695   09/07/01         12,739
                       *JPY         118,000,000    USD              963,336   07/12/01         15,806
                       *JPY          35,000,000    USD              283,470   07/12/01          2,423
                       *JPY          46,139,000    USD              376,953   08/07/01          5,417
                       *JPY           3,610,000    USD               29,868   08/07/01            798
                       *JPY           3,601,000    USD               30,488   08/07/01          1,491
                       *JPY           1,000,000    USD                8,467   08/07/01            415
                       *JPY           1,208,000    USD               10,223   08/07/01            495
                       *JPY           5,000,000    USD               42,106   08/07/01          1,843
                       JPY            9,919,000    USD               80,998   08/07/01          1,125
                       *KRW          63,000,000    USD               48,762   08/03/01            278
                       NOK              700,000    USD               74,816   08/03/01            581
                       *NZD              80,000    USD               33,332   07/20/01            974
                       *SEK             359,000    USD               33,161   07/12/01            148
                       *SGD              86,000    USD               47,519   08/03/01            258
                       *USD             228,123    AUD              459,000   07/11/01          5,904
                       *USD              74,128    AUD              149,000   07/11/01          1,842
                       *USD              30,256    AUD               60,000   07/11/01            336
                       *USD              10,141    AUD               20,000   07/11/01             56
                       *USD              86,399    EUR              102,000   07/11/01             21
                       USD              197,972    AUD              400,000   07/12/01          5,967
                       *USD              47,511    KRW           83,000,000   08/03/01            972
                       *USD             128,721    JPY           16,000,000   08/07/01            126
                       USD               80,214    KRW          105,000,000   09/21/01            363
                       *USD             637,785    HKD            4,976,000   02/22/02            227
                                                                                            ---------
                                                                                              286,585
                                                                                            ---------

---------------------
    44

              ------------------------------------------------------------------

                        CONTRACT                      IN                      DELIVERY   GROSS UNREALIZED
                       TO DELIVER                EXCHANGE FOR                   DATE       DEPRECIATION
                       ----------------------------------------------------------------------------------
                       *AUD             175,000    USD               87,252   07/11/01      $  (1,974)
                       *AUD             235,000    USD              116,302   07/11/01         (3,516)
                       *AUD              70,000    USD               35,511   07/11/01           (179)
                       *AUD              45,000    USD               22,770   07/11/01           (174)
                       CAD              301,000    USD              197,147   07/19/01         (1,121)
                       CAD              100,000    USD               65,850   07/19/01            (20)
                       CAD               84,000    USD               55,317   07/19/01            (14)
                       DKK              733,300    USD               83,370   07/16/01            (48)
                       EUR            1,100,000    USD              929,611   07/12/01         (2,457)
                       *GBP              91,200    USD              127,406   07/25/01           (910)
                       *GBP             211,000    USD              294,767   07/25/01         (2,105)
                       *HKD           4,976,000    USD              636,912   02/22/02         (1,100)
                       *USD              22,156    EUR               25,000   07/11/01           (974)
                       *USD              13,402    EUR               15,000   07/11/01           (693)
                       USD               41,871    EUR               49,000   07/11/01           (355)
                       USD              539,280    EUR              630,000   07/11/01         (5,506)
                       USD              124,954    EUR              145,000   07/11/61         (2,101)
                       *USD             297,678    AUD              575,000   07/12/01         (4,516)
                       *USD             607,568    AUD            1,150,000   07/12/01        (21,245)
                       *USD             540,528    EUR              800,000   07/12/01        (32,182)
                       *USD             717,635    GBP              500,000   07/12/01        (13,816)
                       *USD             850,578    GBP              800,000   07/12/01         (5,995)
                       *USD             848,322    GBP              600,000   07/12/01         (3,739)
                       *USD             591,389    GBP              420,000   07/12/01           (181)
                       *USD             569,986    JPY           70,000,000   07/12/01         (7,891)
                       *USD           1,129,260    JPY          140,000,000   07/12/01         (5,071)
                       *USD             602,758    JPY           73,000,000   07/12/01        (16,574)
                       *USD             103,740    SEK            1,105,000   07/12/01         (2,128)
                       *USD              33,391    NZD               80,000   07/20/01         (1,034)
                       USD               19,744    NOK              183,000   07/23/01           (176)
                       *USD             130,088    GBP               92,000   07/25/01           (646)
                       *USD              74,589    EUR               88,000   08/03/01           (233)
                       *USD              47,527    SGD               86,000   08/03/01           (266)
                       *USD              66,813    JPY            8,208,000   08/07/01           (718)
                       *USD              65,283    JPY            8,000,000   08/07/01           (863)
                       *USD              63,800    JPY            7,790,000   08/07/01         (1,070)
                       *USD              82,795    JPY           10,100,000   08/07/01         (1,464)
                       *USD              13,245    JPY            1,600,000   08/07/01           (361)
                       *USD              36,385    JPY            4,400,000   08/07/01           (954)
                       *USD              31,765    JPY            3,830,000   08/07/01           (924)
                       *USD             113,134    JPY           14,000,000   08/07/01           (399)
                                                                                            ---------
                                                                                             (145,693)
                                                                                            ---------
                       Net Unrealized Appreciation....................................      $ 140,892
                                                                                            =========

              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                       AUD    - Australian Dollar         JPY    - Japanese Yen              SGD    - Singapore Dollar
                       CAD    - Canadian Dollar           KRW    - South Korean Won          USD    - United States Dollar
                       DKK    - Danish Krone              NOK    - Norwegian Krone
                       EUR    - Euro Dollar               NZD    - New Zealand Dollar
                       GBP    - Pound Sterling            SEK    - Swedish Krona

              See Notes to Financial Statements
                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    JUNE 30, 2001 (UNAUDITED)

                                                                                   GOVERNMENT &
                                                                 MONEY MARKET      QUALITY BOND
                                                                  PORTFOLIO         PORTFOLIO
   --------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*............................  $        --       $549,203,219
   Short-term securities*......................................   33,690,239                 --
   Repurchase agreements (cost equals market)..................    6,275,000         76,615,000
   Cash........................................................        1,735                768
   Foreign currency............................................           --                 --
   Receivables for --
     Fund shares sold..........................................          587          1,299,513
     Dividends and accrued interest............................       49,312          5,369,252
     Sales of investments......................................           --                 --
     Variation margin on futures contracts.....................           --                 --
     Foreign currency contracts................................           --                 --
   Prepaid expenses............................................          604              4,836
   Unrealized appreciation on forward foreign currency
     contracts.................................................           --                 --
                                                                   ----------------------------
                                                                  40,017,477        632,492,588
                                                                   ----------------------------
   LIABILITIES:
   Payables for --
     Purchases of investments..................................    1,000,000         60,126,563
     Fund shares redeemed......................................      132,438          1,045,055
     Management fees...........................................       16,590            272,004
     Foreign currency contracts................................           --                 --
     Variation margin on futures contracts.....................           --                 --
   Other accrued expenses......................................       54,083            121,166
   Unrealized depreciation on forward foreign currency
     contracts.................................................           --                 --
   Due to custodian............................................           --                 --
                                                                   ----------------------------
                                                                   1,203,111         61,564,788
                                                                   ----------------------------
   NET ASSETS:.................................................  $38,814,366       $570,927,800
                                                                   ============================
   Shares of beneficial interest outstanding (unlimited shares
     authorized)...............................................   38,814,366         38,415,057
   Net asset value per share...................................  $      1.00       $      14.86
                                                                   ============================
   COMPOSITION OF NET ASSETS:
   Capital paid in.............................................  $38,814,366       $526,627,155
   Accumulated undistributed net investment income (loss)......       (2,871)        43,067,483
   Accumulated undistributed net realized gain (loss) on
     investments, futures contracts and foreign currency.......        2,871         (3,418,324)
   Unrealized appreciation (depreciation) of investments.......           --          4,651,486
   Unrealized foreign exchange gain (loss) on other assets and
     liabilities...............................................           --                 --
   Unrealized appreciation (depreciation) on futures
     contracts.................................................           --                 --
                                                                   ----------------------------
                                                                 $38,814,366       $570,927,800
                                                                   ============================
   ---------------
   *Cost
    Investment securities......................................  $        --       $544,551,733
                                                                   ============================
    Short-term securities......................................  $33,690,239       $         --
                                                                   ============================

    See Notes to Financial Statements

---------------------
    46

                  GROWTH AND                      CAPITAL         NATURAL                     STRATEGIC
    HIGH YIELD      INCOME         GROWTH       APPRECIATION     RESOURCES    MULTI-ASSET    MULTI-ASSET
     PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------
    $12,001,226   $31,376,579   $830,886,089   $1,783,411,732   $80,672,051   $ 88,344,055   $51,836,048
             --            --             --               --            --        493,534     1,931,238
      1,720,000       430,000     20,775,000       71,690,000     2,280,000      6,390,000       445,000
          4,504           689          3,678               41         4,165          4,324            --
             --            --             --          125,669       383,274             --       259,017
          1,030        25,169      2,773,319       10,502,476       183,949          4,591       101,553
        419,133        24,140        565,218          373,857       224,707        455,717       511,557
        145,199            --      1,932,706               --            --         78,871       845,586
             --            --             --               --            --         41,726            --
             --            --             --           39,153            --             --       541,780
            146           418          8,699           19,596           623          1,123           638
             --            --             --               --            --             --       286,585
---------------------------------------------------------------------------------------------------------
     14,291,238    31,856,995    856,944,709    1,866,162,524    83,748,769     95,813,941    56,759,002
---------------------------------------------------------------------------------------------------------
        262,358        21,658      8,303,325           47,077            --      1,083,905     1,907,304
          1,066         3,825        817,159        8,171,148     1,084,970         14,819         4,648
          7,986        18,794        465,833        1,055,876        56,177         80,196        45,156
             --            --             --           39,799            --             --       543,550
             --            --             --               --            --             --         3,338
         48,777        46,396        156,405          299,659        55,847         65,880        73,126
             --            --             --               --            --             --       145,693
             --            --             --               --            --             --         4,596
---------------------------------------------------------------------------------------------------------
        320,187        90,673      9,742,722        9,613,559     1,196,994      1,244,800     2,727,411
---------------------------------------------------------------------------------------------------------
    $13,971,051   $31,766,322   $847,201,987   $1,856,548,965   $82,551,775   $ 94,569,141   $54,031,591
=========================================================================================================
      2,902,548     2,064,429     26,986,289       41,033,535     4,180,659      9,834,945     5,998,732
    $      4.81   $     15.39   $      31.39   $        45.24   $     19.75   $       9.62   $      9.01
=========================================================================================================
    $22,310,540   $19,811,275   $614,384,311   $1,301,968,548   $66,928,633   $ 67,143,744   $47,924,891
      2,443,581       116,991      1,984,067        3,097,399       868,308      3,790,271     2,126,738
     (8,125,263)    5,005,910    104,258,216      342,871,587     5,574,545      9,662,507     6,266,362
     (2,657,807)    6,832,146    126,575,393      208,637,113     9,183,156     14,124,699    (2,439,591)
             --            --             --          (25,682)       (2,867)            --       143,592
             --            --             --               --            --       (152,080)        9,599
---------------------------------------------------------------------------------------------------------
    $13,971,051   $31,766,322   $847,201,987   $1,856,548,965   $82,551,775   $ 94,569,141   $54,031,591
=========================================================================================================
    $14,659,033   $24,544,433   $704,310,696   $1,574,774,619   $71,488,895   $ 74,219,356   $54,253,478
=========================================================================================================
    $        --   $        --   $         --   $           --   $        --   $    493,534   $ 1,953,399
=========================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                   GOVERNMENT &
                                                                 MONEY MARKET      QUALITY BOND
                                                                  PORTFOLIO         PORTFOLIO
   --------------------------------------------------------------------------------------------
   INCOME:
     Interest..................................................   $1,369,669       $16,851,694
     Dividends.................................................           --                --
                                                                  ----------------------------
            Total income*......................................    1,369,669        16,851,694
                                                                  ----------------------------
   EXPENSES:
     Investment management fees................................      123,260         1,607,963
     Custodian fees............................................       33,594           124,672
     Auditing fees.............................................       12,855            13,550
     Reports to investors......................................          885            11,760
     Trustees' fees............................................          477             8,618
     Legal fees................................................           --               533
     Insurance expense.........................................          176             1,198
     Other expenses............................................          171             1,493
                                                                  ----------------------------
            Total expenses before custody credits..............      171,418         1,769,787
            Custody credits earned on cash balances............          (39)             (987)
                                                                  ----------------------------
   Net expenses................................................      171,379         1,768,800
                                                                  ----------------------------
   Net investment income (loss)................................    1,198,290        15,082,894
                                                                  ----------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCIES:
   Net realized gain (loss) on investments.....................        4,100         3,054,716
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................           --                --
   Net realized gain (loss) on futures contracts and options
     contracts.................................................           --                --
   Change in unrealized appreciation/depreciation of
     investments...............................................           --        (3,868,533)
   Change in unrealized foreign exchange gain/loss on other
     assets and liabilities....................................           --                --
   Change in unrealized appreciation/depreciation on futures
     contracts.................................................           --                --
                                                                  ----------------------------
   Net realized and unrealized gain (loss) on investments and
     foreign currencies........................................        4,100          (813,817)
                                                                  ----------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS................................................   $1,202,390       $14,269,077
                                                                  ============================
   ---------------
   *  Net of foreign withholding taxes on interest and
     dividends of..............................................   $       --       $        --
                                                                  ============================

    See Notes to Financial Statements

---------------------
    48

                  GROWTH AND                      CAPITAL        NATURAL                    STRATEGIC
    HIGH YIELD      INCOME         GROWTH      APPRECIATION     RESOURCES    MULTI-ASSET   MULTI-ASSET
     PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------
    $   829,275   $     5,449   $    702,753   $   3,236,488   $    64,757   $ 1,365,805   $   831,544
             --       198,526      3,205,191       2,804,290       842,354       339,746       300,536
-------------------------------------------------------------------------------------------------------
        829,275       203,975      3,907,944       6,040,778       907,111     1,705,551     1,132,080
-------------------------------------------------------------------------------------------------------
         50,605       119,097      2,823,658       6,497,848       289,499       500,106       286,508
         33,454        34,211        141,777         298,252        34,738        33,992        38,563
         12,840        10,870         11,515              --        11,625        11,625        16,145
             --           885         24,785          60,920         1,830         2,143            --
            106           412         15,331          33,927           821         1,699           464
             --            --          3,378           6,959            --            --            --
             49           123          2,199           4,740           166           333           176
             35           106          2,509           5,679           155           292           159
-------------------------------------------------------------------------------------------------------
         97,089       165,704      3,025,152       6,908,325       338,834       550,190       342,015
            (69)         (286)        (3,277)         (5,607)         (183)         (442)       (1,253)
-------------------------------------------------------------------------------------------------------
         97,020       165,418      3,021,875       6,902,718       338,651       549,748       340,762
-------------------------------------------------------------------------------------------------------
        732,255        38,557        886,069        (861,940)      568,460     1,155,803       791,318
-------------------------------------------------------------------------------------------------------
     (1,671,749)    1,299,548    (10,707,873)    (34,595,732)    1,373,012       (59,774)   (2,157,507)
             --            --             --           9,873       (12,043)           --       125,510
             --            --             --              --            --      (460,246)       64,750
      1,088,085    (3,975,470)   (73,615,743)    (67,824,474)   (1,116,378)   (3,766,552)   (1,208,708)
             --            --             --         (11,886)       (4,480)           --       232,401
             --            --             --              --            --        48,657       (15,616)
-------------------------------------------------------------------------------------------------------
       (583,664)   (2,675,922)   (84,323,616)   (102,422,219)      240,111    (4,237,915)   (2,959,170)
-------------------------------------------------------------------------------------------------------
    $   148,591   $(2,637,365)  $(83,437,547)  $(103,284,159)  $   808,571   $(3,082,112)  $(2,167,852)
=======================================================================================================
    $        --   $       936   $      1,094   $      80,261   $    46,396   $        30   $    31,610
=======================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                    GOVERNMENT &
                                                                 MONEY MARKET       QUALITY BOND
                                                                  PORTFOLIO          PORTFOLIO
   ----------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)................................  $  1,198,290      $  15,082,894
   Net realized gain (loss) on investments.....................         4,100          3,054,716
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................            --                 --
   Net realized gain (loss) on futures contracts and options
     contracts.................................................            --                 --
   Change in unrealized appreciation/depreciation of
     investments...............................................            --         (3,868,533)
   Change in unrealized foreign exchange gain/loss on other
     assets and liabilities....................................            --                 --
   Change in unrealized appreciation/depreciation on futures
     contracts.................................................            --                 --
                                                                 -------------------------------
   Net increase (decrease) in net assets resulting from
     operations................................................     1,202,390         14,269,077
                                                                 -------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Distributions from capital gains............................            --                 --
   Dividends from net investment income........................    (1,202,390)                --
                                                                 -------------------------------
   Total dividends and distributions to shareholders...........    (1,202,390)                --
                                                                 -------------------------------
   CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold...................................    64,711,469        220,182,555
   Proceeds from shares issued for reinvestment of dividends
     and distributions.........................................     1,202,390                 --
   Cost of shares repurchased..................................   (88,948,045)      (195,746,383)
                                                                 -------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transactions........................................   (23,034,186)        24,436,172
                                                                 -------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   (23,034,186)        38,705,249
                                                                 -------------------------------
   NET ASSETS:
   Beginning of period.........................................    61,848,552        532,222,551
                                                                 -------------------------------
   End of period...............................................  $ 38,814,366      $ 570,927,800
                                                                 ===============================
   ---------------
   Accumulated undistributed net investment income (loss)......  $     (2,871)     $  43,067,483
                                                                 ===============================
   Shares issued and repurchased:
   Sold........................................................    64,711,469         14,904,794
   Issued in reinvestment of dividends and distributions.......     1,202,390                 --
   Repurchased.................................................   (88,948,045)       (13,323,375)
                                                                 -------------------------------
   Net increase (decrease).....................................   (23,034,186)         1,581,419
                                                                 ===============================

    See Notes to Financial Statements

---------------------
    50

                  GROWTH AND                       CAPITAL         NATURAL                      STRATEGIC
    HIGH YIELD      INCOME         GROWTH        APPRECIATION     RESOURCES     MULTI-ASSET    MULTI-ASSET
     PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------
    $   732,255   $    38,557   $     886,069   $     (861,940)  $    568,460   $  1,155,803   $    791,318
     (1,671,749)    1,299,548     (10,707,873)     (34,595,732)     1,373,012        (59,774)    (2,157,507)
             --            --              --            9,873        (12,043)            --        125,510
             --            --              --               --             --       (460,246)        64,750
      1,088,085    (3,975,470)    (73,615,743)     (67,824,474)    (1,116,378)    (3,766,552)    (1,208,708)
             --            --              --          (11,886)        (4,480)            --        232,401
             --            --              --               --             --         48,657        (15,616)
-----------------------------------------------------------------------------------------------------------
        148,591    (2,637,365)    (83,437,547)    (103,284,159)       808,571     (3,082,112)    (2,167,852)
-----------------------------------------------------------------------------------------------------------
             --            --              --               --             --             --             --
             --            --              --               --             --             --             --
-----------------------------------------------------------------------------------------------------------
             --            --              --               --             --             --             --
-----------------------------------------------------------------------------------------------------------
      8,100,964     2,754,170     135,546,410      935,574,353     39,540,950      4,276,209        949,598
             --            --              --               --             --             --             --
     (8,062,127)   (6,425,040)   (119,092,490)    (930,633,510)   (29,422,321)   (12,922,555)    (6,520,657)
-----------------------------------------------------------------------------------------------------------
         38,837    (3,670,870)     16,453,920        4,940,843     10,118,629     (8,646,346)    (5,571,059)
-----------------------------------------------------------------------------------------------------------
        187,428    (6,308,235)    (66,983,627)     (98,343,316)    10,927,200    (11,728,458)    (7,738,911)
-----------------------------------------------------------------------------------------------------------
     13,783,623    38,074,557     914,185,614    1,954,892,281     71,624,575    106,297,599     61,770,502
-----------------------------------------------------------------------------------------------------------
    $13,971,051   $31,766,322   $ 847,201,987   $1,856,548,965   $ 82,551,775   $ 94,569,141   $ 54,031,591
===========================================================================================================
    $ 2,443,581   $   116,991   $   1,984,067   $    3,097,399   $    868,308   $  3,790,271   $  2,126,738
===========================================================================================================
      1,654,474       176,035       4,234,499       20,440,279      1,949,144        435,749        103,734
             --            --              --               --             --             --             --
     (1,624,855)     (412,379)     (3,809,161)     (20,617,614)    (1,492,816)    (1,338,133)      (714,186)
-----------------------------------------------------------------------------------------------------------
         29,619      (236,344)        425,338         (177,335)       456,328       (902,384)      (610,452)
===========================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                     GOVERNMENT &
                                                                 MONEY MARKET        QUALITY BOND
                                                                   PORTFOLIO          PORTFOLIO
   -----------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.......................................  $   3,696,404      $  28,866,167
   Net realized gain (loss) on investments.....................         (1,229)        (4,342,683)
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................             --                 --
   Net realized loss on futures contracts and options
     contracts.................................................             --                 --
   Change in unrealized appreciation/depreciation of
     investments...............................................             --         29,178,076
   Change in unrealized foreign exchange gain/loss on other
     assets and liabilities....................................             --                 --
   Change in unrealized appreciation/depreciation on futures
     contracts.................................................             --                 --
                                                                 --------------------------------
   Net increase (decrease) in net assets resulting from
     operations................................................      3,695,175         53,701,560
                                                                 --------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Distributions from capital gains............................             --                 --
   Dividends from net investment income........................     (3,695,175)       (24,350,000)
                                                                 --------------------------------
   Total dividends and distributions to shareholders...........     (3,695,175)       (24,350,000)
                                                                 --------------------------------
   CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold...................................    193,563,338        272,909,458
   Proceeds from shares issued for reinvestment of dividends
     and distributions.........................................      3,695,175         24,350,000
   Cost of shares repurchased..................................   (198,632,275)      (274,960,557)
                                                                 --------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transactions........................................     (1,373,762)        22,298,901
                                                                 --------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     (1,373,762)        51,650,461
                                                                 --------------------------------
   NET ASSETS:
   Beginning of period.........................................     63,222,314        480,572,090
                                                                 --------------------------------
   End of period...............................................  $  61,848,552      $ 532,222,551
                                                                 ================================
   ---------------
   Accumulated undistributed net investment income.............  $       1,229      $  29,040,594
                                                                 ================================
   Shares issued and repurchased:
   Sold........................................................    193,563,338         19,591,118
   Issued in reinvestment of dividends and distributions.......      3,695,175          1,765,772
   Repurchased.................................................   (198,632,275)       (19,643,552)
                                                                 --------------------------------
   Net increase (decrease).....................................     (1,373,762)         1,713,338
                                                                 ================================

    See Notes to Financial Statements

---------------------
    52

                    GROWTH AND                        CAPITAL         NATURAL                       STRATEGIC
     HIGH YIELD       INCOME         GROWTH        APPRECIATION      RESOURCES     MULTI-ASSET     MULTI-ASSET
     PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------
    $  1,618,635   $     89,767   $   1,416,555   $     4,207,538   $    318,009   $  2,661,732   $   1,864,207
      (1,268,453)     3,713,395     116,612,158       378,052,496      8,661,596     10,218,859       8,204,271
              --             --              --             1,016         (8,066)            --         (65,015)
              --             --              --                --             --        (22,501)       (137,032)
      (1,822,011)    (6,805,929)   (134,818,295)     (562,364,252)     1,110,507    (12,990,803)    (13,727,337)
              --             --              --            (2,844)         1,248             --         138,145
              --             --              --                --             --       (185,782)       (136,389)
---------------------------------------------------------------------------------------------------------------
      (1,471,829)    (3,002,767)    (16,789,582)     (180,106,046)    10,083,294       (318,495)     (3,859,150)
---------------------------------------------------------------------------------------------------------------
              --     (6,460,000)    (98,905,000)     (233,675,000)            --    (21,755,000)     (9,425,000)
      (2,120,000)      (240,000)     (1,475,000)       (1,965,000)      (485,000)    (2,710,000)     (1,555,000)
---------------------------------------------------------------------------------------------------------------
      (2,120,000)    (6,700,000)   (100,380,000)     (235,640,000)      (485,000)   (24,465,000)    (10,980,000)
---------------------------------------------------------------------------------------------------------------
       6,156,005     10,131,069     412,796,160     2,500,704,757     60,096,271      3,084,520       4,284,465
       2,120,000      6,700,000     100,380,000       235,640,000        485,000     24,465,000      10,980,000
     (10,977,493)   (18,763,558)   (350,585,984)   (2,352,593,941)   (52,945,898)   (25,910,345)    (17,924,952)
---------------------------------------------------------------------------------------------------------------
      (2,701,488)    (1,932,489)    162,590,176       383,750,816      7,635,373      1,639,175      (2,660,487)
---------------------------------------------------------------------------------------------------------------
      (6,293,317)   (11,635,256)     45,420,594       (31,995,230)    17,233,667    (23,144,320)    (17,499,637)
---------------------------------------------------------------------------------------------------------------
      20,076,940     49,709,813     868,765,020     1,986,887,511     54,390,908    129,441,919      79,270,139
---------------------------------------------------------------------------------------------------------------
    $ 13,783,623   $ 38,074,557   $ 914,185,614   $ 1,954,892,281   $ 71,624,575   $106,297,599   $  61,770,502
===============================================================================================================
    $  1,640,069   $     78,434   $   1,097,998   $     3,959,339   $    299,848   $  2,658,314   $   1,459,904
===============================================================================================================
       1,071,293        519,923      10,584,435        43,416,555      3,489,498        270,308         379,071
         395,522        369,553       2,643,666         4,196,616         25,526      2,354,668       1,111,336
      (1,875,304)      (955,951)     (9,221,251)      (41,245,183)    (3,142,996)    (2,174,298)     (1,618,097)
---------------------------------------------------------------------------------------------------------------
        (408,489)       (66,475)      4,006,850         6,367,988        372,028        450,678        (127,690)
===============================================================================================================

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Shares of the portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies.

The investment objectives for each portfolio are as follows:

The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less.

The GOVERNMENT & QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal.

The HIGH YIELD PORTFOLIO seeks to produce high current income and secondarily seeks capital appreciation by investing in high-yielding, high-risk, income producing corporate bonds.

The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing primarily in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stock.

The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in growth equity securities.

The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in growth equity securities which are widely diversified by industry and company.

The NATURAL RESOURCES PORTFOLIO seeks a total return through investment primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by investing in equity securities, convertible securities, investment grade fixed income securities and money market securities.

The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by investing in equity securities, aggressive growth equity securities, international equity securities, investment grade bonds, high-yield, high-risk bonds and money market instruments.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Except for the Money Market Portfolio, short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Discounts or premiums on short-term securities with 60 days or less to maturity are amortized to maturity. Discounts and premiums are determined based upon the cost of the securities to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars.

  Market values of investment securities are translated into U.S. dollars at the prevailing rate of exchange on the valuation date.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts ("forward contracts") are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities, including forward commitments on securities are translated at the rate of exchange
---------------------
    54
prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain/loss on other assets and liabilities and change in unrealized foreign exchange gain/loss on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

  SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND
EXPENSES: Securities transactions are accounted for as of the trade date. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. For federal income tax purposes, the Trust does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost.

  In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the portfolios within the Trust to amortize premium and discount on all fixed-income securities. Upon initial adoption, the portfolios will be required to adjust the cost of their fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Prior to January 1, 2001, the Trust did not accrete discounts or amortize premiums for financial reporting purposes. Based on securities held by the Portfolios on January 1, 2001, the cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a adjustment of $(1,056,005), $71,257, $(23,846), and $(124,484) to the cost of investment securities for the Government and Quality Bond, High Yield, Multi-Asset and Strategic Multi-Asset Portfolios, respectively. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

  The effect of this change for the six months ended June 30, 2001 was as follows:

                                                                NET                UNREALIZED              NET REALIZED
                                                             INVESTMENT    APPRECIATION (DEPRECIATION)    GAIN (LOSS) ON
                                                               INCOME            ON INVESTMENTS            INVESTMENTS
                                                             -----------------------------------------------------------
Government and Quality Bond................................  $(496,948)             $117,782                 $379,166
High Yield.................................................     80,497               (42,337)                 (38,160)
Multi-Asset................................................     (6,767)              (17,052)                  23,819
Strategic Multi-Asset......................................    (40,661)              (19,917)                  60,578

  Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the portfolios based upon relative net assets or other appropriate methods. In all other respects, expenses are charged to each portfolio as incurred on a specific identification basis.

  The Trust records dividends and distributions to its shareholders on the ex-dividend date.

  The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

                                                           ---------------------

  For the year ended December 31, 2000, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                 ACCUMULATED
                                                                UNDISTRIBUTED     ACCUMULATED
                                                                NET REALIZED     UNDISTRIBUTED      PAID
                                                                 INVESTMENT      NET REALIZED        IN
                                                                 INCOME/LOSS       GAIN/LOSS      CAPITAL
                                                                ------------------------------------------
Money Market Portfolio......................................      $     --         $      --      $    --
Government & Quality Bond Portfolio.........................       224,083          (216,910)      (7,173)
High Yield Portfolio........................................        46,585           (46,585)          --
Growth and Income Portfolio.................................        (2,040)            2,040           --
Growth Portfolio............................................      (265,660)          265,660           --
Capital Appreciation Portfolio..............................      (167,686)          167,686           --
Natural Resources Portfolio.................................        (8,066)            8,066           --
Multi-Asset Portfolio.......................................        22,883           (22,883)          --
Strategic Multi-Asset Portfolio.............................      (460,246)          460,246           --

Reclassifications are primarily due to differing book and tax treatments for foreign currency transactions, market discount, paydowns, and litigation settlements.

NOTE 3. OPERATING POLICIES:

REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

At June 30, 2001, the Money Market, Government & Quality Bond, High Yield, Growth and Income, Growth, Capital Appreciation, Natural Resources, Multi-Asset and Strategic Multi-Asset Portfolios had a 2.9%, 35.2%, 0.8%, 0.2%, 9.6%, 33.0%, 1.0%, 2.9% and 0.2%, respectively, undivided interest, representing $6,275,000, $76,615,000, $1,720,000, $430,000, $20,775,000, $71,690,000, $2,280,000,
$6,390,000 and $445,000, respectively, in principal amount, in a joint repo with Paribas Corp., which is dated June 29, 2001, bears interest at the rate of 3.9% per annum, has an aggregate principal amount of $217,445,000 and a repurchase price of $217,516,394, matures on July 2, 2001, and is collateralized by 101,711,000 of U.S. Treasury Bonds, which bear interest at a rate of 8.125%, matures 5/15/2021, $71,746,000 of U.S. Treasury Bonds, which bear interest at a rate of 8.125%, matures 8/15/2019; which together have an aggregate value of $221,898,946.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The portfolio segregates assets equal to or greater than the value of the open contracts. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the portfolio as unrealized gain or loss. Upon settlement date, the portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FORWARD COMMITMENTS: Each portfolio may enter into contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time ("forward commitments"). The forward commitments are marked-to-market daily using the market value of the underlying security that is purchased or sold under the commitment. The change in market value is recorded by the portfolio as unrealized gain or loss of investments. When a commitment is closed, the portfolio records a realized gain or loss equal to the difference between the value of the commitment at the time it was opened and the value at the time it was closed. The realized gain/loss is included with the realized gain/loss on investments in the Statement of Operations. The portfolio assumes the risk of any change in market value of the security beginning on the date of the agreement. Forward commitments may involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a portfolio's exposure in these financial instruments. A portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract the portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolios as unrealized appreciation or depreciation. When a contract is closed, the portfolios
---------------------
    56
record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 4. FEDERAL INCOME TAXES: It is each portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required. Each portfolio is considered a separate entity for tax purposes.

  At June 30, 2000, the cost of investment securities for book purposes, including short-term securities and aggregate gross unrealized gain (loss) for each portfolio were as follows:

                                            AGGREGATE       AGGREGATE
                                              GROSS           GROSS        UNREALIZED
                                            UNREALIZED     UNREALIZED     GAIN (LOSS)       COST OF         CAPITAL LOSS
                                               GAIN           LOSS            NET         INVESTMENTS     UTILIZED/EXPIRED
                                           -------------------------------------------------------------------------------
    Money Market Portfolio*..............  $         --   $          --   $         --   $           --      $       --
    Government & Quality Bond
      Portfolio*.........................     8,422,409      (3,770,923)     4,651,486      621,166,733              --
    High Yield Portfolio*................       355,714      (3,013,521)    (2,657,807)      16,379,033              --
    Growth and Income Portfolio..........     8,740,483      (1,908,337)     6,832,146       24,974,433              --
    Growth Portfolio.....................   180,863,600     (54,288,207)   126,575,393      725,085,696              --
    Capital Appreciation Portfolio**.....   436,308,053    (227,670,940)   208,637,113    1,646,464,619              --
    Natural Resources Portfolio*.........    10,435,780      (1,252,624)     9,183,156       73,768,895       4,072,622
    Multi-Asset Portfolio*...............    18,459,176      (4,334,477)    14,124,699       81,102,890              --
    Strategic Multi-Asset Portfolio**....     3,638,326      (6,077,917)    (2,439,591)      56,651,877              --


                                           CAPITAL LOSS
                                            CARRYOVER     EXPIRATION
                                           -------------------------
    Money Market Portfolio*..............   $    1,224         2008
    Government & Quality Bond
      Portfolio*.........................    5,902,145    2007-2008
    High Yield Portfolio*................    6,246,012    2002-2008
    Growth and Income Portfolio..........           --           --
    Growth Portfolio.....................           --           --
    Capital Appreciation Portfolio**.....           --           --
    Natural Resources Portfolio*.........           --           --
    Multi-Asset Portfolio*...............           --           --
    Strategic Multi-Asset Portfolio**....           --           --

 * Post 10/31 Capital Loss Deferrals: Money Market $5, Government & Quality Bond $570,895, High Yield $201,204, Natural Resources $185,612 and Multi- Asset $1,246,002.

** Post 10/31 Foreign Exchange Loss Deferrals: Capital Appreciation $4,703 and
   Strategic Multi-Asset $1,198,689.

NOTE 5. INVESTMENT MANAGEMENT AGREEMENTS: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly owned subsidiary of American International Group, Inc., with respect to each portfolio. SAAMCo serves as manager for each of the portfolios. The Management Agreements provide that SAAMCo shall act as investment adviser to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each portfolio's average daily net assets:

                           AVERAGE DAILY     MANAGEMENT
       PORTFOLIO            NET ASSETS          FEE
-------------------------------------------------------
Money Market              $0-$150 million       .500%
                          >  $150 million       .475%
                          >  $250 million       .450%
                          >  $500 million       .425%
Government & Quality
  Bond                    $0-$200 million       .625%
                          >  $200 million       .575%
                          >  $500 million       .500%
High Yield                $0-$250 million       .700%
                          >  $250 million       .575%
                          >  $500 million       .500%
Growth and Income         $0-$100 million       .700%
                          >  $100 million       .650%
                          >  $250 million       .600%
                          >  $500 million       .575%

                           AVERAGE DAILY     MANAGEMENT
       PORTFOLIO            NET ASSETS          FEE
-------------------------------------------------------
Growth                    $0-$250 million       .750%
                          >  $250 million       .675%
                          >  $500 million       .600%
Capital Appreciation       $0-$50 million       .750%
                           >  $50 million       .725%
                           > $100 million       .700%
Natural Resources          >   $0               .750%
Strategic Multi-Asset/    $0-$200 million      1.000%
                          >  $200 million       .875%
Multi-Asset               >  $500 million       .800%

  SAAMCO has entered into Subadvisory Agreements (the "Subadvisory Agreement") with Wellington Management Company ("WMC") to manage the investments of each portfolio.

  The portion of the investment advisory fees received by SAAMCo which are paid to WMC are as follows:

                           AVERAGE DAILY        WMC
       PORTFOLIO            NET ASSETS       ALLOCATION
-------------------------------------------------------
Money Market              $0-$500 million       .075%
                          >  $500 million       .020%

                           AVERAGE DAILY        WMC
       PORTFOLIO            NET ASSETS       ALLOCATION
-------------------------------------------------------
Government & Quality
  Bond                    $0-$ 50 million       .225%
                          >   $50 million       .125%
                          >  $100 million       .100%

                                                           ---------------------

                           AVERAGE DAILY        WMC
       PORTFOLIO            NET ASSETS       ALLOCATION
-------------------------------------------------------
High Yield                $0-$ 50 million       .300%
                          >  $ 50 million       .225%
                          >  $150 million       .175%
                          >  $500 million       .150%
Growth/                   $0-$ 50 million       .325%
                          >  $ 50 million       .225%
Growth and Income         >  $150 million       .200%
                          >  $500 million       .150%
Capital Appreciation      $0-$ 50 million       .375%
                          >  $ 50 million       .275%
                          >  $150 million       .250%

                           AVERAGE DAILY        WMC
       PORTFOLIO            NET ASSETS       ALLOCATION
-------------------------------------------------------
Natural Resources         $0-$ 50 million       .350%
                          >  $ 50 million       .250%
                          >  $150 million       .200%
                          >  $500 million       .150%
Multi-Asset               $0-$ 50 million       .250%
                          >  $ 50 million       .175%
                          >  $150 million       .150%
Strategic Multi-Asset     $0-$ 50 million       .300%
                          >  $ 50 million       .200%
                          >  $150 million       .175%
                          >  $500 million       .150%

  For the six months ended June 30, 2001, SAAMCo received fees of $12,298,544 from the Trust, of which SAAMCo informed the Trust that $8,420,941 was retained and $3,877,603 was allocated to WMC.

NOTE 6. SECURITIES TRANSACTIONS: The portfolios had the following purchases and sales of long-term securities for the six months ended June 30, 2001:

                                                                      MONEY      GOVERNMENT &                  GROWTH
                                                                      MARKET     QUALITY BOND   HIGH YIELD   AND INCOME
                                                                    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                      -----------------------------------------------
    Purchases of portfolio securities (excluding U.S. government
      securities)...............................................    $       --   $ 55,400,682   $6,203,948   $3,686,548
    Sales of portfolio securities (excluding U.S. government
      securities)...............................................            --     24,008,715    6,252,187    7,686,594
    U.S. government securities excluded above were as follows:
    Purchases of U.S. government securities.....................            --    251,493,899           --           --
    Sales of U.S. government securities.........................            --    225,255,602           --           --

                                                                             CAPITAL        NATURAL                    STRATEGIC
                                                               GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET   MULTI-ASSET
                                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                              -----------------------------------------------------------------
    Purchases of portfolio securities (excluding U.S.
      government securities)............................    $311,458,064   $604,406,696   $25,137,634   $ 9,136,686   $52,213,728
    Sales of portfolio securities (excluding U.S.
      government securities)............................     279,285,277    556,082,972    15,978,406    17,164,299    55,162,011
    U.S. government securities excluded above were as
      follows:
    Purchases of U.S. government securities.............              --             --            --     4,637,109     1,328,812
    Sales of U.S. government securities.................              --             --            --     5,506,641     1,795,764

NOTE 7. TRUSTEES RETIREMENT PLAN: The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of June 30, 2001, the Trust had accrued $278,307 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the six months ended June 30, 2001, expensed $27,996 for the Retirement Plan, which is included in Trustee fees and expenses on the Statement of Operations.

---------------------
    58

NOTE 8. TRANSACTIONS WITH AFFILIATES: As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group, Inc. ("AIG") or an affiliate thereof. Effective January 1, 1999, SAAMCo, the investment adviser, became a wholly owned subsidiary of AIG. During the six months ended June 30, 2001 the following portfolios recorded realized gains and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                                                     REALIZED
                                                                             SECURITY                GAIN/LOSS    INCOME
                                                                ---------------------------------------------------------
    Growth and Income Portfolio...............................  American International Group, Inc.   $ 51,677     $   642
    Growth Portfolio..........................................  American International Group, Inc.         --      10,342
    Multi-Asset Portfolio.....................................  American International Group, Inc.         --       1,122
    Capital Appreciation Portfolio............................  Crown Castle International Corp.      945,517          --
    Strategic Multi-Asset Portfolio...........................  Crown Castle International Corp.           --       1,989

NOTE 9. SUBSTITUTION: On August 6, 1999, pursuant to a Substitution Order granted by the Securities and Exchange Commission, the shares of the Fixed Income Portfolio and the Foreign Securities Portfolio were replaced with shares of the Government and Quality Bond Portfolio and Strategic Multi-Asset Portfolio, respectively. As of the close of business on August 6, 1999, the total net assets and unrealized appreciation (depreciation) of the Fixed Income Portfolio and the Foreign Securities Portfolio were as follows:

                                                                                     UNREALIZED
                                                              NET ASSETS     APPRECIATION (DEPRECIATION)
                                                              ------------------------------------------
Fixed Income Portfolio......................................  $14,298,099             $ 580,483
Foreign Securities Portfolio................................   26,895,440              (855,708)

NOTE 10. SUBSEQUENT EVENTS: Effective July 9, 2001, shares of beneficial interest in Government & Quality Bond Portfolio, Growth Portfolio, Capital Appreciation Portfolio and Natural Resources Portfolio were divided into 2 classes of shares, Class A and Class B. All shares issued prior to such date have been reclassified as Class A shares.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     NET                     DIVIDENDS   DIVIDENDS
                                   REALIZED       TOTAL      DECLARED    FROM NET                               NET
           NET ASSET     NET     & UNREALIZED      FROM      FROM NET    REALIZED    NET ASSET                 ASSETS
             VALUE     INVEST-   GAIN (LOSS)     INVEST-      INVEST-     GAIN ON      VALUE                   END OF
 PERIOD    BEGINNING    MENT          ON           MENT        MENT       INVEST-     END OF      TOTAL        PERIOD
 ENDED     OF PERIOD   INCOME*   INVESTMENTS    OPERATIONS    INCOME       MENTS      PERIOD     RETURN**     (000'S)
------------------------------------------------------------------------------------------------------------------------
                                                 Money Market Portfolio
12/31/96    $ 1.00      $0.05       $   --        $ 0.05      $(0.05)     $   --      $ 1.00        5.0%      $ 74,001
12/31/97      1.00       0.05           --          0.05       (0.05)         --        1.00        5.1         69,804
12/31/98      1.00       0.05           --          0.05       (0.05)         --        1.00        5.1         65,553
12/31/99      1.00       0.05           --          0.05       (0.05)         --        1.00        4.7         63,222
12/31/00      1.00       0.06           --          0.06       (0.06)         --        1.00        6.0         61,849
06/30/01#     1.00       0.02           --          0.02       (0.02)         --        1.00        2.4         38,814
                                          Government & Quality Bond Portfolio
12/31/96     14.23       0.87        (0.50)         0.37       (0.90)      (0.03)      13.67        2.9        221,603
12/31/97     13.67       0.84         0.42          1.26       (0.92)      (0.05)      13.96        9.5        234,623
12/31/98     13.96       0.79         0.48          1.27       (0.57)      (0.02)      14.64        9.2        375,667
12/31/99     14.64       0.78        (1.02)        (0.25)      (0.51)      (0.21)      13.68       (1.7)       480,572
12/31/00     13.68       0.82         0.70          1.52       (0.75)         --       14.45       11.4        532,223
06/30/01#    14.45       0.40         0.01          0.41          --          --       14.86        2.8        570,928
                                                  High Yield Portfolio
12/31/96      8.33       0.74         0.19          0.93       (0.88)         --        8.38       11.7         45,687
12/31/97      8.38       0.75         0.18          0.93       (0.93)         --        8.38       11.4         40,193
12/31/98      8.38       0.71        (1.13)        (0.42)      (1.16)         --        6.80       (4.5)        26,099
12/31/99      6.80       0.62        (0.25)         0.37       (1.05)         --        6.12        5.7         20,077
12/31/00      6.12       0.57        (1.10)        (0.53)      (0.79)         --        4.80      (10.0)        13,784
06/30/01#     4.80       0.25        (0.24)         0.01          --          --        4.81        0.2         13,971
                                              Growth and Income Portfolio
12/31/96++   12.01       0.33         2.02          2.35       (0.77)         --       13.59       20.2         33,465
12/31/97     13.59       0.15         3.74          3.89       (0.34)         --       17.14       28.8         44,417
12/31/98     17.14       0.14         4.80          4.94       (0.17)      (0.80)      21.11       30.2         52,190
12/31/99     21.11       0.10         3.06          3.16       (0.15)      (3.12)      21.00       15.9         49,710
12/31/00     21.00       0.04        (1.16)        (1.12)      (0.12)      (3.21)      16.55       (6.7)        38,075
06/30/01#    16.55       0.02        (1.18)        (1.16)         --          --       15.39       (7.0)        31,766


                       RATIO OF NET
           RATIO OF     INVESTMENT
           EXPENSES       INCOME      PORTFOLIO
 PERIOD   TO AVERAGE    TO AVERAGE    TURNOVER
 ENDED    NET ASSETS    NET ASSETS      RATE
--------------------------------------------------------------------------------
                 Money Market Portfolio
12/31/96     0.6%           4.9%           --%
12/31/97     0.6            5.0            --
12/31/98     0.6            5.0            --
12/31/99     0.7            4.6            --
12/31/00     0.7            5.8            --
06/30/01     0.7+           4.9+           --
           Government & Quality Bond Portfolio
12/31/96     0.7            6.3         106.7
12/31/97     0.7            6.1          75.7
12/31/98     0.7            5.5         150.2
12/31/99     0.7            5.5          31.1
12/31/00     0.7            5.9          57.9
06/30/01     0.6+           5.5+         47.4
                  High Yield Portfolio
12/31/96     0.9            8.8          58.0
12/31/97     0.9            8.8         101.4
12/31/98     0.9            9.0         109.6
12/31/99     1.2            9.2          55.0
12/31/00     1.3            9.9          57.4
06/30/01     1.3+          10.1+         47.0
               Growth and Income Portfolio
12/31/96     0.9            2.5         108.5
12/31/97     0.8            1.0          49.4
12/31/98     0.8            0.7          41.0
12/31/99     0.9            0.5          20.4
12/31/00     0.9            0.2          23.6
06/30/01     1.0+           0.2+         10.8

---------------
* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
++ Prior to March 1, 1996, the portfolio was invested primarily in convertible debt securities. After that date, the portfolio primarily invests in common stock.
#  Unaudited.
+  Annualized.

---------------------
    60

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                        NET                     DIVIDENDS   DIVIDENDS
                                      REALIZED       TOTAL      DECLARED    FROM NET                              NET
           NET ASSET      NET       & UNREALIZED      FROM      FROM NET    REALIZED    NET ASSET               ASSETS
             VALUE     INVESTMENT   GAIN (LOSS)     INVEST-      INVEST-     GAIN ON      VALUE                 END OF
 PERIOD    BEGINNING     INCOME          ON           MENT        MENT       INVEST-     END OF      TOTAL      PERIOD
 ENDED     OF PERIOD    (LOSS)*     INVESTMENTS    OPERATIONS    INCOME       MENTS      PERIOD     RETURN**    (000'S)
------------------------------------------------------------------------------------------------------------------------
                                                    Growth Portfolio
12/31/96    $19.48       $0.20         $ 4.57        $ 4.77      $(0.11)     $(0.95)     $23.19       25.0%    $ 366,602
12/31/97     23.19        0.16           6.76          6.92       (0.20)      (2.87)      27.04       30.4       485,528
12/31/98     27.04        0.11           7.19          7.30       (0.14)      (1.68)      32.52       29.0       669,330
12/31/99     32.52        0.08           8.31          8.39       (0.10)      (2.29)      38.52       26.9       868,765
12/31/00     38.52        0.06          (0.08)        (0.02)      (0.06)      (4.02)      34.42       (1.0)      914,186
06/30/01#    34.42        0.03          (3.06)        (3.03)         --          --       31.39       (8.8)      847,202
                                             Capital Appreciation Portfolio
12/31/96     23.22        0.06           5.73          5.79       (0.06)      (0.95)      28.00       25.1       567,672
12/31/97     28.00        0.02           7.05          7.07       (0.05)      (2.81)      32.21       25.4       814,311
12/31/98     32.21        0.04           6.24          6.28       (0.02)      (2.88)      35.59       22.2     1,100,646
12/31/99     35.59        0.08          23.40         23.48       (0.03)      (2.02)      57.02       67.6     1,986,888
12/31/00     57.02        0.11          (3.39)        (3.28)      (0.05)      (6.25)      47.44       (7.5)    1,954,892
06/30/01#    47.44       (0.02)         (2.18)        (2.20)         --          --       45.24       (4.6)    1,856,549
                                              Natural Resources Portfolio
12/31/96     15.12        0.22           1.89          2.11       (0.13)      (0.23)      16.87       14.1        45,329
12/31/97     16.87        0.20          (1.49)        (1.29)      (0.17)      (0.99)      14.42       (8.6)       50,054
12/31/98     14.42        0.21          (2.72)        (2.51)      (0.19)      (0.13)      11.59      (17.3)       39,299
12/31/99     11.59        0.14           4.67          4.81       (0.18)         --       16.22       41.5        54,391
12/31/00     16.22        0.09           3.06          3.15       (0.14)         --       19.23       19.4        71,625
06/30/01#    19.23        0.15           0.37          0.52          --          --       19.75        2.7        82,552
                                                 Multi-Asset Portfolio
12/31/96     13.04        0.35           1.36          1.71       (0.49)      (0.91)      13.35       13.9       150,619
12/31/97     13.35        0.34           2.36          2.70       (0.43)      (2.10)      13.52       21.1       145,685
12/31/98     13.52        0.30           2.56          2.86       (0.40)      (2.49)      13.49       24.5       146,712
12/31/99     13.49        0.26           1.28          1.54       (0.34)      (2.11)      12.58       12.5       129,442
12/31/00     12.58        0.27          (0.21)         0.06       (0.30)      (2.44)       9.90       (0.6)      106,298
06/30/01#     9.90        0.11          (0.39)        (0.28)         --          --        9.62       (2.8)       94,569
                                            Strategic Multi-Asset Portfolio
12/31/96     11.78        0.25           1.41          1.66       (0.40)      (0.84)      12.20       14.8        57,744
12/31/97     12.20        0.23           1.48          1.71       (0.31)      (2.32)      11.28       14.3        53,289
12/31/98     11.28        0.23           1.13          1.36       (0.26)      (1.92)      10.46       15.2        49,254
12/31/99     10.46        0.24           2.50          2.74       (0.17)      (1.26)      11.77       28.2        79,273
12/31/00     11.77        0.29          (0.85)        (0.56)      (0.26)      (1.60)       9.35       (5.6)       61,771
06/30/01#     9.35        0.13          (0.47)        (0.34)         --          --        9.01       (3.6)       54,032


                         RATIO OF NET
           RATIO OF       INVESTMENT
           EXPENSES      INCOME (LOSS)   PORTFOLIO
 PERIOD   TO AVERAGE      TO AVERAGE     TURNOVER
 ENDED    NET ASSETS      NET ASSETS       RATE
-------------------------------------------------------------------------------------------
                      Growth Portfolio
12/31/96      0.8%            0.9%          51.7%
12/31/97      0.8             0.6           32.2
12/31/98      0.8             0.4           27.1
12/31/99      0.7             0.2           39.9
12/31/00      0.7             0.2           69.8
06/30/01      0.7+            0.2+          33.3
               Capital Appreciation Portfolio
12/31/96      0.8             0.2           69.2
12/31/97      0.7             0.1           60.1
12/31/98      0.7             0.1           59.6
12/31/99      0.7             0.2           63.7
12/31/00      0.7             0.2           84.2
06/30/01      0.8+           (0.1)+         31.3
                Natural Resources Portfolio
12/31/96      0.9             1.3           52.5
12/31/97      0.9             1.2           27.9
12/31/98      0.9             1.6           51.2
12/31/99      1.0             1.0           86.7
12/31/00      0.9             0.5           85.0
06/30/01      0.9+            1.5+          21.5
                   Multi-Asset Portfolio
12/31/96      1.1             2.6           64.1
12/31/97      1.1             2.4           56.5
12/31/98      1.1             2.2           51.1
12/31/99      1.1             2.0           40.9
12/31/00      1.1             2.2           35.9
06/30/01      1.1+            2.3+          14.7
              Strategic Multi-Asset Portfolio
12/31/96      1.4             2.0           51.3
12/31/97      1.4             1.8           59.7
12/31/98      1.5             2.0          157.1
12/31/99      1.5             2.4          158.9
12/31/00      1.2             2.6          165.4
06/30/01      1.2+            2.8+          96.1

---------------
* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
#  Unaudited.
+  Annualized.
                                                           ---------------------
                                                                           61